United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-4017

                      (Investment Company Act File Number)


                             Federated Equity Funds
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 10/31/04


                 Date of Reporting Period: Quarter ended 7/31/04







Item 1.        Schedule of Investments





Federated Capital Appreciation Fund
Portfolio of Investments
July 31, 2004 (unaudited)



    Shares                                                                                      Value
                            Common Stocks--95.8%
                            Consumer Discretionary--9.2%
$   544,100                 Clear Channel Communications, Inc.                            $     19,424,370
    1,261,897               Home Depot, Inc.                                                    42,551,167
    521,942                 Johnson Controls, Inc.                                              29,463,626
    1,276,390               McDonald's Corp.                                                    35,100,725
    372,888                 Nike, Inc., Class B                                                 27,112,686
    310,000                 Omnicom Group, Inc.                                                 22,326,200
    816,239                 Target Corp.                                                        35,588,020
    1,165,074               Viacom, Inc., Class B                                               39,134,836
    2,047,200               Walt Disney Co.                                                     47,269,848
                            Total                                                               297,971,478
                            Consumer Staples--10.6%
    1,212,250               Altria Group, Inc.                                                  57,703,100
    962,950                 Coca-Cola Co.                                                       42,234,987
    923,505                 Gillette Co.                                                        35,998,225
    1,594,609               Kroger Co.                                                          25,194,822
    778,742                 PepsiCo, Inc.                                                       38,937,100
    510,680                 Procter & Gamble Co.                                                26,631,962
    1,190,400               Sara Lee Corp.                                                      26,141,184
    1,754,890               Wal-Mart Stores, Inc.                                               93,026,719
                            Total                                                               345,868,099
                            Energy--7.1%
    335,958                 ChevronTexaco Corp.                                                 32,134,383
    343,300                 ConocoPhillips                                                      27,041,741
    2,520,097               Exxon Mobil Corp.                                                   116,680,491
    965,800                 Halliburton Co.                                                     30,664,150
    873,000         (1)      Transocean Sedco Forex, Inc.                                       24,793,200
                            Total                                                               231,313,965
                            Financials--16.6%
    779,540                 Allstate Corp.                                                      36,700,743
    1,301,249               American International Group, Inc.                                  91,933,242
    526,368                 Bank of America Corp.                                               44,746,544
    966,586                 Bank of New York Co., Inc.                                          27,770,016
    1,638,250               Citigroup, Inc.                                                     72,230,443
    471,822                 Federal National Mortgage Association                               33,480,489
    1,686,305               J.P. Morgan Chase & Co.                                             62,949,766
    337,331                 Lehman Brothers Holdings, Inc.                                      23,646,903
    1,003,800               MBNA Corp.                                                          24,783,822
    437,200                 Merrill Lynch & Co., Inc.                                           21,737,584
    931,482                 Morgan Stanley                                                      45,950,007
    542,300                 Wachovia Corp.                                                      24,029,313
    516,600                 Wells Fargo & Co.                                                   29,658,006
                            Total                                                               539,616,878
                            Healthcare--13.1%
    545,003                 Abbott Laboratories                                                 21,445,868
    813,302                 Baxter International, Inc.                                          24,455,991
    484,974         (1)      Biogen Idec, Inc.                                                  29,098,440
    789,580                 Bristol-Myers Squibb Co.                                            18,081,382
    465,500         (1)      Forest Laboratories, Inc., Class A                                 23,409,995
    585,860                 Johnson & Johnson                                                   32,380,482
    354,000                 Lilly (Eli) & Co.                                                   22,556,880
    790,600                 McKesson HBOC, Inc.                                                 25,433,602
    1,104,000       (1)      Medimmune, Inc.                                                    25,436,160
    543,416                 Medtronic, Inc.                                                     26,991,473
    830,383                 Merck & Co., Inc.                                                   37,657,869
    2,471,308               Pfizer, Inc.                                                        78,983,004
    1,434,306               Schering Plough Corp.                                               27,911,595
    919,176                 Wyeth                                                               32,538,830
                            Total                                                               426,381,571
                            Industrials--14.0%
    295,456                 Caterpillar, Inc.                                                   21,713,061
    1,151,540               Cendant Corp.                                                       26,347,235
    703,360                 Danaher Corp.                                                       35,625,184
    284,843                 Deere & Co.                                                         17,890,989
    329,600                 FedEx Corp.                                                         26,987,648
    4,025,405               General Electric Co.                                                133,844,716
    554,100                 Ingersoll-Rand Co., Class A                                         38,061,129
    913,801                 Masco Corp.                                                         27,633,342
    775,800                 Raytheon Co.                                                        26,028,090
    567,893                 Textron, Inc.                                                       34,811,841
    1,248,938               Tyco International Ltd.                                             38,717,078
    1,025,976               Waste Management, Inc.                                              28,870,965
                            Total                                                               456,531,278
                            Information Technology--17.0%
    3,550,800       (1)      Applied Materials, Inc.                                            60,257,076
    3,092,933       (1)      Cisco Systems, Inc.                                                64,518,582
    928,925         (1)      Dell, Inc.                                                         32,948,970
    3,707,011               Hewlett-Packard Co.                                                 74,696,272
    506,568                 IBM Corp.                                                           44,106,876
    2,842,946               Intel Corp.                                                         69,311,023
    712,462         (1)      KLA-Tencor Corp.                                                   29,360,559
    745,200         (1)      Lam Research Corp.                                                 17,773,020
    504,800                 Maxim Integrated Products, Inc.                                     24,280,880
    4,144,629               Microsoft Corp.                                                     117,956,141
    1,881,441       (1)      Oracle Corp.                                                       19,773,945
                            Total                                                               554,983,344
                            Materials--3.1%
    1,054,742               Alcoa, Inc.                                                         33,783,386
    734,300                 Du Pont (E.I.) de Nemours & Co.                                     31,479,441
    818,300                 International Paper Co.                                             35,375,109
                            Total                                                               100,637,936
                            Telecommunication Services--5.1%
    1,397,328               AT&T Corp.                                                          21,099,653
    1,500,000               BellSouth Corp.                                                     40,635,000
    1,887,524               SBC Communications, Inc.                                            47,829,858
    1,463,891               Verizon Communications                                              56,418,359
                            Total                                                               165,982,870
                            Total Common Stocks (identified cost $2,888,160,820)
                                                                                                3,119,287,419
                            Mutual Fund--3.3%
    107,573,027      2      Prime Value Obligations Fund, IS Shares (at net asset
                            value)                                                              107,573,027
                            Total Investments-99.1%
                            (identified cost $2,995,733,847) 3                                  3,226,860,446
                            other assets and liabilities-net-0.9%                               30,848,243
                            total net assets-100%
                                                                                          $     3,257,708,689


1    Non-income producing security.

2    Affiliated company.

3 The cost of investments for federal tax purposes amounts to $2,995,733,847. The net unrealized appreciation of investments for federal tax purposes was $231,126,599. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $330,708,964 and net unrealized depreciation from investments for those securities having an excess of cost over value of $99,582,365.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.




Federated Kaufmann Fund
Portfolio of Investments
July 31, 2004 (unaudited)



  Shares or
  Units Held                                                                               Value
                       Common Stocks--88.9%
                       Consumer Discretionary--21.6%
  750,000         1,3   1-800-FLOWERS.COM, Inc.                                         $  5,655,000
  550,000          1    Adesa, Inc.                                                        9,938,500
  7,400,000      1,2,3  Advance Auto Parts, Inc.                                           274,688,000
  807,400         1,3   Bed Bath & Beyond, Inc.                                            28,573,886
  325,279              Bharat Forge Ltd. (IDR)                                             4,791,665
  16,263               Bharat Forge Ltd., Rights (IDR)                                     43,146
  784,700        1,2,3  Brillian Corp.                                                     6,214,824
  100,000          1    Cabela's, Inc., Class A                                            2,685,000
  200,000          1   Carnival Corp.                                                      9,322,000
  1,449,700        1   Centex Corp.                                                        61,496,274
  1,770,600       2,3   Central European Media Enterprises Ltd., Class A                   40,776,918
  347,000          1    Cheesecake Factory, Inc.                                           14,494,190
  1,000,000            Clear Channel Communications, Inc.                                  35,700,000
  686,000          1    Clear Media Ltd. (HKD)                                             474,926
  198,600          1   Coachmen Industries, Inc.                                           3,088,230
  800,000         1,3   Cost Plus, Inc.                                                    26,768,000
  800,000          1   Dollar General Corp.                                                15,440,000
  1,400,000        1    Dollar Tree Stores, Inc.                                           37,674,000
  2,428,900        1    Domino's Pizza, Inc.                                               33,761,710
  338,900          1   E.W. Scripps Co., Class A                                           34,710,138
  500,000          1   Family Dollar Stores, Inc.                                          13,930,000
  101,156          3   Hollywood Media Corp., Warrants                                     242,795
  150,000          1   International Speedway Corp., Class A                               7,806,000
  21,095,300       2   J.D. Wetherspoon PLC (GBP)                                          96,615,179
  119,900         1,3   LKQ Corp.                                                          2,130,623
  1,000,000       1,3   Lamar Advertising Co.                                              40,210,000
  310,100         1,3   Leapfrog Enterprises, Inc.                                         6,139,980
  356,200         1,3   Lodgenet Entertainment                                             5,798,939
  658,100          3    Maruti Udyog Ltd. (IDR)                                            6,026,728
  800,000              Orient-Express Hotel Ltd.                                           12,216,000
  2,405,425       1,3  PETCO Animal Supplies, Inc.                                         71,850,045
  10,000,000      1,2  PETsMART, Inc.                                                      310,100,000
  32,396           3   SKY Perfect Communications, Inc. (JPY)                              35,543,972
  300,000              Speedway Motorsports, Inc.                                          10,365,000
  300,000         1,3   Stamps.com, Inc.                                                   3,144,000
  673,200         1,3   Timberland Co., Class A                                            39,072,528
  125,000          1   USS Co. Ltd. (JPY)                                                  10,117,361
  1,000,000            Viacom, Inc., Class B                                               33,590,000
  800,000              Volume Services America, Inc.                                       10,720,000
  1,000,000       1,3   Williams-Sonoma, Inc.                                              32,490,000
  100,000          1    Wumart Stores, Inc., Class H (HKD)                                 163,463
                       Total                                                               1,394,569,020
                       Consumer Staples--2.0%
  1,500,000        1    Dean Foods Co.                                                     55,470,000
  475,000         1,3   NBTY, Inc.                                                         10,336,000
  6,428,000            People's Food Holdings Ltd. (SGD)                                   4,114,638
  1,100,000        3    Shoppers Drug Mart Corp. (CAD)                                     28,254,983
  400,000          3    Shoppers Drug Mart Corp. (CAD)                                     10,274,539
  225,000          1   Whole Foods Market, Inc.                                            18,522,000
                       Total                                                               126,972,160
                       Energy--1.7%
  200,000              ENSCO International, Inc.                                           6,022,000
  1,000,000            EnCana Corp.                                                        44,320,000
  688,200          1   Kinder Morgan, Inc.                                                 41,298,882
  200,000          1    Noble Corp.                                                        7,744,000
  200,000         1,3   Premcor, Inc.                                                      7,180,000
  200,000          1    Transocean Sedco Forex, Inc.                                       5,680,000
                       Total                                                               112,244,882
                       Financials--11.2%
  2,000,000        1    Assurant, Inc.                                                     48,800,000
  2,160,000        1   Axis Capital Holdings Ltd.                                          55,512,000
  3,980,800        2    CB Richard Ellis Services                                          75,396,352
  1,300,000            Capital One Financial Corp.                                         90,116,000
  49,700           1   Chicago Mercantile Exchange Holdings, Inc.                          6,237,350
  1                4   De Novo Ventures I LP                                               8,049,579
  996,000          1   Endurance Specialty Holdings Ltd.                                   32,917,800
  1               3,4  FA Private Equity Fund IV LP                                        211,751
  900,000         1,2   Federal Agricultural Mortgage Corp., Class C                       16,515,000
  1                4   Greenfield Technology Venture Fund                                  33,287
  1,300,000        1   IndyMac Bancorp, Inc.                                               43,186,000
  1                4   Internet.com Venture Fund III                                      82,140
  1                4    Infrastructure Fund                                               168,977
  3,000,000       1,2  Labranche & Co. Inc.                                                24,570,000
  1                4   Latin Healthcare Fund                                               8,360,928
  111,500          1    Markel Corp.                                                       31,498,750
  300,000              Mercury General Corp.                                               14,139,000
  1                4   Peachtree/CB Partners                                               0
  1               3,4  Peachtree Heartlab Partners, LLC                                    673,750
  1                4    Peachtree Leadscope LLC                                            300,000
  1               3,4  Peachtree Leadscope LLC                                             68,340
  1                4   Peachtree Open Networks Partners, LLC                               283,000
  1                4   Peachtree Velquest Partners, LLC                                    47,750
  1,152,500      1,2,3  Philadelphia Consolidated Holding Corp.                            63,007,175
  1                4   Rocket Ventures II                                                  1,354,892
  3,761,800        1   Shinsei Bank Ltd. (JPY)                                             20,569,038
  148,160          1   SFCG Co. Ltd. (JPY)                                                 30,152,982
  1,269,700        1   St. Joe Co.                                                         54,622,494
  486,500              State Bank of India (IDR)                                           4,637,305
  5,000,000        4   Vennworks                                                           0
  2,546,400        1   Willis Group Holdings Ltd.                                          88,614,720
                       Total                                                               720,126,360
                       Healthcare--20.6%
  500,000          3    ATS Medical, Inc.                                                  1,800,000
  200,000         1,2   Acadia Pharmaceuticals, Inc.                                       1,236,000
  926,200         1,3   Alexion Pharmaceuticals, Inc.                                      14,745,104
  725,000          1   Allergan, Inc.                                                      54,839,000
  1,475,100      1,2,3  Anika Therapeutics, Inc.                                           21,905,235
  1                4   Apollo Investment Fund V                                            3,668,965
  650,000         3,4  Aradigm Corp., Warrants 12/17/2006                                  27,297
  434,259          4   Ardais Corp., Warrants 4/14/2009                                    0
  348,000          1    Arthrocare Corp.                                                   9,267,240
  2,214,097       2,3   Aspect Medical Systems, Inc.                                       35,447,693
  497,200          1    Auxilium Pharmaceutical, Inc.                                      3,729,000
  2,458,750      1,2,3  Avigen, Inc.                                                       8,310,575
  100,000         1,3   Biosite Diagnostics, Inc.                                          4,419,000
  347,900          3    Boston Scientific Corp.                                            13,310,654
  100,000          1    CTI Molecular Imaging, Inc.                                        1,047,000
  300,000          1   Cardinal Health, Inc.                                               13,350,000
  1,000,000       1,3   Caremark Rx, Inc.                                                  30,500,000
  800,000         1,3   Cepheid, Inc.                                                      7,112,000
  555,000         2,3   Chindex International, Inc.                                        4,023,750
  111,000          3   Chindex International, Inc., Warrants                               456,821
  729,800         1,3   Community Health Systems, Inc.                                     17,960,378
  347,492          4   CompBenefits Corp.                                                  304,055
  600,000         2,3  Conceptus, Inc.                                                     5,850,000
  3,099,800      1,2,3  Conceptus, Inc.                                                    30,223,050
  714,286          2   Conceptus, Inc.                                                     6,964,289
  500,000          3   Cortek, Inc.                                                        660,000
  1,400,000       1,3   Cubist Pharmaceuticals, Inc.                                       14,532,000
  1,945,200      1,2,3  Curon Medical, Inc.                                                2,431,500
  1,095,500       1,3   Cypress Biosciences, Inc.                                          10,944,045
  4,000,000       1,3   Cytyc Corp.                                                        96,680,000
  1,000,000       1,3   DJ Orthopedics, Inc.                                               17,800,000
  900,000         1,3   DOV Pharmaceutical, Inc.                                           11,700,000
  96,414           3   DOV Pharmaceutical, Inc., Warrants                                  801,794
  896,300          1    Digirad Corp.                                                      8,156,330
  3,072,500       1,2   Dyax Corp.                                                         23,627,525
  500,000          1    Dynavax Technologies Corp.                                         2,510,000
  500,000         1,3   Endocardial Solutions, Inc.                                        4,615,000
  600,000          1    Endologix, Inc.                                                    3,186,000
  3,555,556        1    Endologix, Inc.                                                    18,880,002
  1,312,250            Endologix, Inc.                                                     6,968,048
  298,500          1    Eyetech Pharmaceuticals, Inc.                                      11,074,350
  200,000          3    Gen-Probe, Inc.                                                    7,484,000
  99,500           1    Given Imaging Ltd.                                                 3,424,790
  1,000,000        1    HealthSouth Corp.                                                  5,400,000
  278,700         1,3   I-Flow Corp.                                                       3,561,786
  1,745,100       1,3   INAMED Corp.                                                       94,549,518
  3,000,000      1,2,3  Illumina, Inc.                                                     15,450,000
  2,545,700      1,2,3  Inveresk Research Group, Inc.                                      92,408,910
  3,000,000      1,2,3  Isis Pharmaceuticals, Inc.                                         15,150,000
  1,500,000        3    Kinetic Concepts, Inc.                                             67,380,000
  1,185,200       1,3   Kosan Biosciences, Inc.                                            7,549,727
  800,200         1,3   Kyphon, Inc.                                                       21,629,406
  1,000,000       1,3   La Jolla Pharmaceutical Co.                                        2,140,000
  13,393               Medtronic, Inc.                                                     332,615
  1,000,000            Medtronic, Inc.                                                     49,670,000
  200,000         1,3   Millennium Pharmaceuticals, Inc.                                   2,224,000
  1,109,000       2,3   NMT Medical, Inc.                                                  4,436,000
  99,900          1,3   Neurochem, Inc.                                                    1,736,262
  651,500         1,3   Omnicell, Inc.                                                     9,511,900
  37,037           3    Onyx Pharmaceuticals, Inc.                                         1,264,073
  1,034,845      1,2,3  Orthofix International NV                                          31,448,940
  2,296,600      1,2,3  Pharmacyclics, Inc.                                                19,245,508
  516,896          3    Point Therapeutics, Inc.                                           2,005,040
  200,000          1    Renovis, Inc.                                                      1,542,000
  469,087         1,3   Rita Medical Systems, Inc.                                         1,590,205
  2,000,000            Schering Plough Corp.                                               38,920,000
  2,500,000        1   Select Medical Corp.                                                32,100,000
  508,000         1,3   Shire Pharmaceuticals Group PLC, ADR                               13,502,640
  400,000          1   Stryker Corp.                                                       19,072,000
  84,700          1,3   Symbion, Inc.                                                      1,451,758
  1,000,000       1,3   TLC Vision Corp.                                                   10,000,000
  2,474,711      1,2,3  United Surgical Partners International, Inc.                       87,208,816
  600,000              UnitedHealth Group, Inc.                                            37,740,000
  500,000         1,3   Urologix, Inc.                                                     5,060,000
  1,150,000       1,3   VCA Antech, Inc.                                                   48,334,500
  500,000         1,3   VISX, Inc.                                                         10,705,000
  1,250,000       2,3   Vical, Inc.                                                        5,712,500
  37,000          1,3   Vicuron Pharmaceuticals, Inc.                                      372,220
  562,800         1,3   VistaCare, Inc., Class A                                           10,389,288
  500,000          1    WellChoice, Inc.                                                   18,300,000
  816,400        1,2,3  World Heart Corp.                                                  1,265,420
  1,410,138       2,3  World Heart Corp., Warrants 9/22/2008                               1,629,104
  706,030          3    Xcyte Therapies, Inc.                                              3,212,437
                       Total                                                               1,331,174,063
                       Industrials--12.9%
  1,402,000        1    ABX Air, Inc.                                                      8,944,760
  6,000,000       1,3  Cendant Corp.                                                       137,280,000
  500,000          1   Chicago Bridge & Iron Co., N.V.                                     14,595,000
  750,000         1,3   CoStar Group, Inc.                                                 31,837,500
  300,000          2    Concorde Career Colleges, Inc.                                     4,425,000
  510,000          1   Cummins, Inc.                                                       35,409,300
  804,800          1    DRS Technologies, Inc.                                             28,747,456
  3,250,000            Deutsche Post AG (EUR)                                              65,140,284
  100,000              Embraer - Empresa Brasileira de Aeronautica S.A., ADR               2,860,000
  695,800          1    EnerSys Inc.                                                      8,697,500
  1,099,600        1   Expeditors International Washington, Inc.                           51,032,436
  284,344         1,3   Exponent, Inc.                                                     7,139,878
  1,000,000        1   FedEx Corp.                                                         81,880,000
  40,100           1    Forward Air Corp.                                                  1,592,371
  5,000,000            General Electric Company                                            166,250,000
  770,000         1,3   Jet Blue Airways Corp.                                             18,333,700
  800,000          1    Kansas City Southern Industries, Inc.                              11,696,000
  181,200          1    NuCo2, Inc.                                                        3,248,916
  344,700              Overnite Corp.                                                      10,303,083
  604,400          1    Quality Distribution, Inc.                                         7,192,360
  1,900,000        3    Rinker Group Ltd. (AUD)                                            10,988,949
  1,000,000       1,3   Ryanair Holdings PLC, ADR                                          31,310,000
  392,200         1,3  Simpson Manufacturing Co., Inc.                                     21,967,122
  1,000,000        1   United Parcel Service, Inc.                                         71,960,000
                       Total                                                               832,831,615
                       Information Technology--16.9%
  1,600,000       1,3   ATI Technologies, Inc.                                             25,760,000
  400,000         1,3   ATI Technologies, Inc. (CAD)                                       6,393,381
  4,146,800        3    Accenture Ltd.                                                     102,135,684
  1,400,000       1,3   Affiliated Computer Services, Inc., Class A                        72,660,000
  883,100         1,3   Altiris, Inc.                                                      22,174,641
  250,000          1    Amdocs Ltd.                                                        5,425,000
  455,200         1,3   Asyst Technologies, Inc.                                           2,635,608
  126,300         1,3   Atheros Communications                                             916,938
  9,000           3,4  Attunity Ltd., Warrants 3/21/2005                                   80
  9,000           3,4  Attunity Ltd., Warrants 3/22/2005                                   80
  600,000          1   Autodesk, Inc.                                                      24,120,000
  1,447,964      1,2,3  Bankrate, Inc.                                                     12,568,328
  775,350          1    Blackboard Inc.                                                    14,343,975
  200,000         1,3   Broadcom Corp.                                                     7,072,000
  175,000          1   CDW Corp.                                                           11,252,500
  2,138,200        3    CSR PLC (GBP)                                                      13,920,218
  1,000,000        1    Check Point Software Technologies Ltd.                             19,890,000
  500,000          1    Citrix Systems, Inc.                                               8,810,000
  250,000         1,3   Cognos, Inc.                                                       8,420,000
  750,000          1    Cypress Semiconductor Corp.                                        8,505,000
  2,250,000        2    Digital Impact, Inc.                                               3,262,500
  1,149,700      1,2,3  Digital Theater Systems, Inc.                                      26,615,555
  963,400        1,2,3  Digitalnet Holdings, Inc.                                          24,585,968
  725,000         1,3   Epicor Software Corp.                                              8,975,500
  1,059,322        4   Expand Networks Ltd.                                                497,881
  600,000          1    Filenet Corp.                                                      11,400,000
  1,500,000        3    Homestore.com, Inc.                                                5,287,500
  400,000         1,3   Hyperion Solutions Corp.                                           16,408,000
  1,017,812       2,3   Infocrossing, Inc.                                                 13,221,378
  356,234         2,3  Infocrossing, Inc., Warrants 10/21/2008                             2,376,571
  1,000,000        1    Informatica Corp.                                                  6,070,000
  500,000          1    Integrated Device Technology, Inc.                                 5,715,000
  1,000,000       1,3   Intervoice, Inc.                                                   8,810,000
  661,900         1,3   Intrado, Inc.                                                      6,949,950
  337,500         1,3   Iron Mountain, Inc.                                                10,891,125
  1,575,000      1,2,3  Komag, Inc.                                                        17,860,500
  97,300          1,3   Kulicke & Soffa Industries                                         759,915
  250,000          1    Lawson Software Inc.                                               1,775,000
  3,315,600      1                   LG Philips LCD Co. Ltd., ADR                         46,749,960
  3,500,000      1,2,3  M-Systems Flash Disk Pioneers Ltd.                                 48,646,500
  4,000,000       1,3   MEMC Electronic Materials                                          36,360,000
  375,000         1,3   Macromedia, Inc.                                                   7,575,000
  3,400,000      1,2,3  Magma Design Automation, Inc.                                      60,350,000
  2,000,000       1,3   Mattson Technology, Inc.                                           17,780,000
  250,000          3    Mediagrif Interactive Technologies, Inc. (CAD)                     2,042,121
  275,000         1,3   MicroStrategy, Inc., Class A                                       11,071,500
  2,000,000        1   Microsemi Corp.                                                     24,500,000
  850,000              Microsoft Corp.                                                     24,191,000
  500,000         1,3   Mobility Electronics, Inc.                                         3,570,000
  3,400,000      1,2,3  NIC, Inc.                                                          21,250,000
  500,000          1    NetIQ Corp.                                                        4,765,000
  1,744,200       1,3   ON Semiconductor Corp.                                             6,976,800
  1,500,000      1,2,3  Online Resources Corp.                                             9,705,000
  530,000         2,3   Online Resources Corp.                                             3,429,100
  3,000,000        3    Oracle Corp.                                                       31,530,000
  984,700         1,2   PowerDsine Ltd.                                                    11,127,110
  550,000         1,3  QAD, Inc.                                                           5,599,000
  150,000        1,3                    Research in Motion Ltd.                           9,250,500
  1,106,500      1                             S1 Corp.                                   9,150,755
  250,000        1           SAP AG (Systeme, Anwendungen, Produkte in der
                                        Datenverarbeitung), ADR                           10,002,500
  146,300        1                        Salesforce.com Inc.                             1,903,363
  462,000        1,3                         Sandisk Corp.                                11,235,840
  3,154,300      1,3                  Seagate Technology Holdings                         36,179,821
  1              1,2,4                Sensable Technologies, Inc.                         277,697
  890,228        1,3                         Sigmatel Inc.                                13,593,783
  698,100        1,3                  Silicon Storage Technology                          4,635,384
  280,700        1,3                        Sonic Solutions                               4,940,320
  1,356,400      1                      Staktek Holdings, Inc.                            6,754,872
  49,300         1                         Support.com, Inc.                              434,333
  335,800        1,3                           TNS, Inc.                                  7,454,760
  723,220        3                        ThermoGenesis Corp.                             2,401,090
  81,000         1,3                       ValueClick, Inc.                               840,780
  1,187,500      1,3                     Visual Networks, Inc.                            2,980,625
  1,233,500      1,3                     Western Digital Corp.                            8,646,835
  2,000,000      1,2,3                        Xicor, Inc.                                 28,300,000
  800,000        1                           Xyratex Ltd.                                 7,320,000
  700,000        1,3                         eCollege.com                                 8,372,000
                                                 Total
                                                                                          1,090,359,125
                                            Materials--0.8%
  365,481        1                      Cemex S.A. de C.V., ADR                           10,299,255
  243,800        3                       Century Aluminium Co.                            5,741,490
  24,292,000     3             Lee & Man Paper Manufacturing Ltd. (HKD)                   20,399,182
  400,000        1                       Newmont Mining Corp.                             16,188,000
                                                 Total                                    52,627,927
                                   Telecommunication Services--0.5%
  41,107         1,3               Crown Castle International Corp.                       580,431
  201,400                                 Global Signal, Inc.                             4,138,770
  20,000                      PT Telekomunikasi Indonesia, Class CS, ADR                  340,200
  5,500,000      1,2,3                 Time Warner Telecom, Inc.                          23,870,000
  2,150,000      3                    Wireless Matrix Corp. (CAD)                         1,374,577
                                                 Total                                    30,303,978
                                            Utilities--0.7%
  165,000                               Consolidated Water Co.                            3,879,150
  10,000                     Electricity Generating Public Co. Ltd. (THB)                 17,673
  4,000,000      1                          Enel SpA (EUR)                                31,501,554
  581,300        1                    Infrasource Services, Inc.                          5,987,390
                                                 Total                                    41,385,767
                         Total Common Stocks (identified cost $4,542,446,305)
                                                                                          5,732,594,897
                                         Corporate Bonds--0.5
                                     Consumer Discretionary--0.4%
$ 29,900,000     2     Citadel Broadcasting Corp., Conv. Bond, 1.875%, 2/15/2011          25,751,375
  1,000,000             Hollywood Media Corp., Sr. Conv. Deb., 6.00%, 5/23/2005           1,054,545
                                                 Total                                    26,805,920
                                           Industrials--0.1%
  1,000,000             Roper Industries, Inc., Conv. Bond, 1.4813%, 1/15/2034            449,090
  5,000,000               School Specialty, Inc., Sub. Note, 3.75%, 8/1/2023              5,625,000
                                                 Total                                    6,074,090
                                     Information Technology--0.0%
  2,325,000                  Safeguard Scientifics, Inc., 5.00%, 6/15/2006                2,341,112
                          Total Corporate Bonds (identified cost $38,641,960)             35,221,122
                                         Corporate Notes--0.0%
                                           Healthcare--0.0%
  1              4   Ardais Corp., Conv. Note, 8.00%, 12/31/2004 (IDENTIFIED COST
                                               $434,259)                                  434,259
                                        Preferred Stocks--0.8%
                                           Financials--0.0%
  1              1,2,4                    Incuvest LLC, Pfd.                              0
                                           Healthcare--0.4%
  686,009        4             Acadia Pharmaceuticals, Inc., Conv. Pfd.                   3,391,628
  1,694,915      4                     Ardais Corp., Conv. Pfd.                           1,000,000
  790,960        4                Ardais Corp., Series C Conv. Pfd.,                      466,666
  3,985          4                 CompBenefits Corp., Series B Pfd.                      2,105,742
  4,761,904      4              Converge Medical, Inc., Series C Pfd.,                    1,285,714
  1,515,152      4                   Cortek, Inc., Series D Pfd.,                         2,000,001
  446,816        4                Cortek, Inc., Conv. Series D2 Pfd.,                     589,797
  2,083,333      4                   Dexcom, Inc., Series B Pfd.,                         4,791,666
  434,783        4                   Dexcom, Inc., Series C Pfd.,                         1,000,001
  645,161        4                     diaDexus, Series C Pfd.,                           503,226
  266,668        4                      Mitokor, Series F Pfd.,                           66,667
  266,668        4                     Mitokor, Series F1 Pfd.,                           66,667
  1,040,000      4               Sanarus Medical, Inc., Series A Pfd.,                    1,081,600
  1,448,436      4               Sanarus Medical, Inc., Series B Pfd.,                    1,593,280
  4,915,236      4               Sanarus Medical, Inc., Series C Pfd.,                    3,342,360
                                                 Total                                    23,285,015
                                     Information Technology--0.0%
  679,348        4                  Multiplex, Inc., Series C Pfd.,                       135,870
  2,000,000      4              Ryan Hankin Kent, Inc., Series B Pfd.,                    0
  1,333,334      4            Sensable Technologies, Inc., Series B Pfd.,                 1,333,334
  443,979        4            Sensable Technologies, Inc., Series C Pfd.,                 443,979
                                                 Total                                    1,913,183
                                    Telecommunication Services--0.4%
  500,000        2        Crown Castle International Corp., Conv. Pfd., $3.13             22,812,500
                         Total Preferred Stocks (identified cost $68,447,085)             48,010,698
                                          Mutual Funds--22.3%2
  651,431,711                   Prime Value Obligations Fund, IS Shares
                                                                                          651,431,711
  784,162,052       Prime Value Obligations Fund, IS Shares (held as collateral for
                                          securities lending)                             784,162,052
                          Total Mutual Funds (identified cost $1,435,593,763)
                                                                                          1,435,593,763
                                       TOTAL INVESTMENTS--112.5%
                                  (IDENTIFIED COST $6,085,563,372)(3)                     7,251,854,739

                               OTHER ASSETS AND LIABILITIES-NET--(12.5)%                   (803,901,340)

                                         TOTAL NET ASSETS--100%                         $  6,447,953,399
                                  SCHEDULE OF SECURITIES SOLD SHORT
 -100,000        1                          Cultera, Inc.                                 -1,400,000
  100,000                               Hollywood Media Corp.

 -               1,3                                                                     -348,000


                        TOTAL OF SECURITIES SOLD SHORT (PROCEEDS $1,740,963)             --1,748,000


1         Certain shares are temporarily on loan to unaffiliated brokers/dealers.  As of July
          31, 2004, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned                  Market Value of Collateral
-------------------------------------------------- ---------------------------------------------
-------------------------------------------------- ---------------------------------------------
$762,141,640                                       $784,162,052
-------------------------------------------------- ---------------------------------------------
------------------------------------------------------------------------------------------------

2         Affiliated company.  At July 31, 2004, these securities amounted to $3,117,887,108 which represents 48.4% of net assets. Transactions with affiliated companies during the six months ended April 30, 2004 are as follows

------------------------------------------------------------------------------------------------
---------------------------- ---------------- --------------- ---------------- -----------------
Affiliates                   Purchase Cost    Sales Cost      Dividend Income  Value
---------------------------- ---------------- --------------- ---------------- -----------------
---------------------------- ---------------- --------------- ---------------- -----------------
Acadia Pharmaceuticals,      $1,400,000          $---            $---          $1,236,000
Inc.
---------------------------- ---------------- --------------- ---------------- -----------------
---------------------------- ---------------- --------------- ---------------- -----------------
Advance Auto Parts, Inc.     11,251,953          ---             ---           274,688,000
---------------------------- ---------------- --------------- ---------------- -----------------
---------------------------- ---------------- --------------- ---------------- -----------------
Anika Therapeutics, Inc.     ---              ---             ---              21,905,235
---------------------------- ---------------- --------------- ---------------- -----------------
---------------------------- ---------------- --------------- ---------------- -----------------
Aspect Medical Systems,      ---              16,618,340      ---              35,447,693
Inc.
---------------------------- ---------------- --------------- ---------------- -----------------
---------------------------- ---------------- --------------- ---------------- -----------------
Avigen, Inc.                 1,723,612        ---             ---              8,310,575
---------------------------- ---------------- --------------- ---------------- -----------------
---------------------------- ---------------- --------------- ---------------- -----------------
Bankrate, Inc.               6,500,000        ---             ---              12,568,328
---------------------------- ---------------- --------------- ---------------- -----------------
---------------------------- ---------------- --------------- ---------------- -----------------
Brillian Corp.               ---              ---             ---              6,214,824
---------------------------- ---------------- --------------- ---------------- -----------------
---------------------------- ---------------- --------------- ---------------- -----------------
CB Richard Ellis Services    75,635,200       ---             ---              75,396,352
---------------------------- ---------------- --------------- ---------------- -----------------
---------------------------- ---------------- --------------- ---------------- -----------------
Central European Media
Enterprises Ltd., Class A    ---              ---             ---              40,776,918
---------------------------- ---------------- --------------- ---------------- -----------------
---------------------------- ---------------- --------------- ---------------- -----------------
Chindex International, Inc.  4,855,806        ---             ---              4,023,750
---------------------------- ---------------- --------------- ---------------- -----------------
---------------------------- ---------------- --------------- ---------------- -----------------
Citadel Broadcasting Co.     ---              ---             ---              25,751,375
---------------------------- ---------------- --------------- ---------------- -----------------
---------------------------- ---------------- --------------- ---------------- -----------------
Conceptus, Inc.              ---              ---             ---              5,850,000
---------------------------- ---------------- --------------- ---------------- -----------------
---------------------------- ---------------- --------------- ---------------- -----------------
Conceptus, Inc.              4,420,066        ---             ---              30,223,050
---------------------------- ---------------- --------------- ---------------- -----------------
---------------------------- ---------------- --------------- ---------------- -----------------
Conceptus, Inc.              ---              ---             ---              6,964,289
---------------------------- ---------------- --------------- ---------------- -----------------
---------------------------- ---------------- --------------- ---------------- -----------------
Concorde Career Colleges,    433,582          ---             ---              4,425,000
Inc.
---------------------------- ---------------- --------------- ---------------- -----------------
---------------------------- ---------------- --------------- ---------------- -----------------
Crown Castle International
Corp., Convertible, $3.13    ---              ---             ---              22,812,500
---------------------------- ---------------- --------------- ---------------- -----------------
---------------------------- ---------------- --------------- ---------------- -----------------
Curon Medical, Inc.          ---              800,579         ---              2,431,500
---------------------------- ---------------- --------------- ---------------- -----------------
---------------------------- ---------------- --------------- ---------------- -----------------
Digital Impact, Inc.         ---              ---             ---              3,262,500
---------------------------- ---------------- --------------- ---------------- -----------------
---------------------------- ---------------- --------------- ---------------- -----------------
Digitalnet Holdings, Inc.    1,626,695        ---             ---              24,585,968
---------------------------- ---------------- --------------- ---------------- -----------------
---------------------------- ---------------- --------------- ---------------- -----------------
Digital Theater Systems,                                      ---              26,615,555
Inc.
---------------------------- ---------------- --------------- ---------------- -----------------
---------------------------- ---------------- --------------- ---------------- -----------------
Dyax Corp.                   ---              ---             ---              23,627,525
---------------------------- ---------------- --------------- ---------------- -----------------
---------------------------- ---------------- --------------- ---------------- -----------------
Federal Agricultural
Mortgage Corp., Class C      ---              ---             ---              16,515,000
---------------------------- ---------------- --------------- ---------------- -----------------
---------------------------- ---------------- --------------- ---------------- -----------------
 Illumina, Inc.              6,750,000        ---             ---              15,450,000
---------------------------- ---------------- --------------- ---------------- -----------------
---------------------------- ---------------- --------------- ---------------- -----------------
Infocrossing, Inc.           ---              ---             ---              13,221,378
---------------------------- ---------------- --------------- ---------------- -----------------
---------------------------- ---------------- --------------- ---------------- -----------------
Infocrossing, Inc. -
Warrants 10/21/2008          ---              ---             ---              2,376,571
---------------------------- ---------------- --------------- ---------------- -----------------
---------------------------- ---------------- --------------- ---------------- -----------------
Inveresk Research Group,     ---              ---             ---              92,408,910
Inc.
---------------------------- ---------------- --------------- ---------------- -----------------
---------------------------- ---------------- --------------- ---------------- -----------------
Isis Pharmaceuticals, Inc.   ---              ---             ---              15,150,000
---------------------------- ---------------- --------------- ---------------- -----------------
---------------------------- ---------------- --------------- ---------------- -----------------
J.D. Wetherspoon PLC (GBP)   ---              ---             508,879          96,615,179
---------------------------- ---------------- --------------- ---------------- -----------------
---------------------------- ---------------- --------------- ---------------- -----------------
Komag, Inc.                  ---              ---             ---              17,860,500
---------------------------- ---------------- --------------- ---------------- -----------------
---------------------------- ---------------- --------------- ---------------- -----------------
Labranche & Co. Inc.         9,025,266        ---             ---              24,570,000
---------------------------- ---------------- --------------- ---------------- -----------------
---------------------------- ---------------- --------------- ---------------- -----------------
M-Systems Flash Disk
Pioneers Ltd.                24,801,192       ---             ---              48,646,500
---------------------------- ---------------- --------------- ---------------- -----------------
---------------------------- ---------------- --------------- ---------------- -----------------
Magma Design Automation,     7,625,626        ---             ---              60,350,000
Inc.
---------------------------- ---------------- --------------- ---------------- -----------------
---------------------------- ---------------- --------------- ---------------- -----------------
NIC, Inc.                    ---              348,447         ---              21,250,000
---------------------------- ---------------- --------------- ---------------- -----------------
---------------------------- ---------------- --------------- ---------------- -----------------
NMT Medical, Inc.            ---              ---             ---              4,436,000
---------------------------- ---------------- --------------- ---------------- -----------------
---------------------------- ---------------- --------------- ---------------- -----------------
Online Resources Corp.       ---              ---             ---              9,705,000
---------------------------- ---------------- --------------- ---------------- -----------------
---------------------------- ---------------- --------------- ---------------- -----------------
Online Resources Corp.       ---              ---             ---              3,429,100
---------------------------- ---------------- --------------- ---------------- -----------------
---------------------------- ---------------- --------------- ---------------- -----------------
Orthofix International NV    ---              ---             ---              31,448,940
---------------------------- ---------------- --------------- ---------------- -----------------
---------------------------- ---------------- --------------- ---------------- -----------------
PETsMART, Inc.               ---              ---             ---              310,100,000
---------------------------- ---------------- --------------- ---------------- -----------------
---------------------------- ---------------- --------------- ---------------- -----------------
Pharmacyclics, Inc.          ---              ---             ---              19,245,508
---------------------------- ---------------- --------------- ---------------- -----------------
---------------------------- ---------------- --------------- ---------------- -----------------
Philadelphia Consolidated
Holding Corp.                ---              5,274,071       ---              63,007,175
---------------------------- ---------------- --------------- ---------------- -----------------
---------------------------- ---------------- --------------- ---------------- -----------------
PowerDsine Ltd.              12,624,839                                        11,127,110
---------------------------- ---------------- --------------- ---------------- -----------------
---------------------------- ---------------- --------------- ---------------- -----------------
Sensable Technologies, Inc.  ---              ---             ---              277,697
---------------------------- ---------------- --------------- ---------------- -----------------
---------------------------- ---------------- --------------- ---------------- -----------------
Time Warner Telecom, Inc.    10,779,950       ---             ---              23,870,000
---------------------------- ---------------- --------------- ---------------- -----------------
---------------------------- ---------------- --------------- ---------------- -----------------
United Surgical Partners
International, Inc.          ---              ---             ---              87,208,816
---------------------------- ---------------- --------------- ---------------- -----------------
---------------------------- ---------------- --------------- ---------------- -----------------
Vical, Inc.                  ---              ---             ---              5,712,500
---------------------------- ---------------- --------------- ---------------- -----------------
---------------------------- ---------------- --------------- ---------------- -----------------
World Heart Corp.            ---              389,419         ---              1,265,420
---------------------------- ---------------- --------------- ---------------- -----------------
---------------------------- ---------------- --------------- ---------------- -----------------
World Heart Corp. -
Warrants 9/22/2008           ---              ---             ---              1,629,104
---------------------------- ---------------- --------------- ---------------- -----------------
---------------------------- ---------------- --------------- ---------------- -----------------
Xicor, Inc.                  ---              ---             ---              28,300,000
---------------------------- ---------------- --------------- ---------------- -----------------
---------------------------- ---------------- --------------- ---------------- -----------------
TOTAL OF AFFILIATED
TRANSACTIONS                 $ 179,453,787    $ 23,430,856    $508,879         $1,682,293,345
---------------------------- ---------------- --------------- ---------------- -----------------

3          Non-income producing security.
4          Restricted security not registered under the Security Act of 1933.  At July 31,
           2004, these securities amounted to $23,115,180 which represents 0.4% of net assets.
           Additional information on each restricted illiquid security held at April 30, 2004, is as follows:

Security                                              Acquisition Date         Acquisition Cost
---------------------------------------------- ------ ----------------- ------ -----------------
---------------------------------------------- ------ ----------------- ------ -----------------
Acadia Pharmaceuticals, Inc.                          5/3/2000 -               $4,499,995
                                                      3/19/2003
---------------------------------------------- ------ ----------------- ------ -----------------
---------------------------------------------- ------ ----------------- ------ -----------------
Apollo Investment Fund                                5/18/2001                1,966,769
---------------------------------------------- ------ ----------------- ------ -----------------
---------------------------------------------- ------ ----------------- ------ -----------------
Aradigm Corp. - Warrants 12/17/2006                   12/17/2001               0
---------------------------------------------- ------ ----------------- ------ -----------------
---------------------------------------------- ------ ----------------- ------ -----------------
Ardais Corp. - Warrants 4/14/2009                     4/15/2004                0
---------------------------------------------- ------ ----------------- ------ -----------------
---------------------------------------------- ------ ----------------- ------ -----------------
Ardais Corp. - Series Bconvertible Pfd.               3/2/2001 -               9,999,999
                                                      3/8/2001
---------------------------------------------- ------ ----------------- ------ -----------------
---------------------------------------------- ------ ----------------- ------ -----------------
Ardais Corp. - Series C Convertible Pfd.              12/18/2002               4,666,664
---------------------------------------------- ------ ----------------- ------ -----------------
---------------------------------------------- ------ ----------------- ------ -----------------
Attunity Ltd. - Warrants 3/21/2005                    7/13/2000                0
---------------------------------------------- ------ ----------------- ------ -----------------
---------------------------------------------- ------ ----------------- ------ -----------------
Attunity Ltd. - Warrants 3/22/2005                    7/13/2000                0
---------------------------------------------- ------ ----------------- ------ -----------------
---------------------------------------------- ------ ----------------- ------ -----------------
CompBenefits Corp.                                    5/24/1995 -              176,696
                                                      7/12/2000
---------------------------------------------- ------ ----------------- ------ -----------------
---------------------------------------------- ------ ----------------- ------ -----------------
CompBenefits Corp., Series B Pfd.                     5/24/1995 -              4,090,205
                                                      7/12/2000
---------------------------------------------- ------ ----------------- ------ -----------------
---------------------------------------------- ------ ----------------- ------ -----------------
Converge Medical, Inc. - Series C Pfd.                10/25/2001               3,000,000
---------------------------------------------- ------ ----------------- ------ -----------------
---------------------------------------------- ------ ----------------- ------ -----------------
Cortek, Inc. - Series D Convertible Pfd.              6/18/2001                2,000,000
---------------------------------------------- ------ ----------------- ------ -----------------
---------------------------------------------- ------ ----------------- ------ -----------------
Cortek, Inc. - Series D2 Convertible Pfd.             3/31/2003                589,797
---------------------------------------------- ------ ----------------- ------ -----------------
---------------------------------------------- ------ ----------------- ------ -----------------
De Novo Ventures I, LP                                3/9/2000                 8,500,000
---------------------------------------------- ------ ----------------- ------ -----------------
---------------------------------------------- ------ ----------------- ------ -----------------
DexCom, Inc. - Series B Pfd.                          12/1/2000                3,000,000
---------------------------------------------- ------ ----------------- ------ -----------------
---------------------------------------------- ------ ----------------- ------ -----------------
DexCom, Inc. - Series C Pfd.                          5/17/2002                1,000,001
---------------------------------------------- ------ ----------------- ------ -----------------
---------------------------------------------- ------ ----------------- ------ -----------------
diaDexus, Inc. - Series C Pfd.                        4/4/2000                 4,999,998
---------------------------------------------- ------ ----------------- ------ -----------------
---------------------------------------------- ------ ----------------- ------ -----------------
Expand Networks Ltd.                                  9/22/2000                2,500,000
---------------------------------------------- ------ ----------------- ------ -----------------
---------------------------------------------- ------ ----------------- ------ -----------------
FA Private Equity Fund IV, LP                         3/04/2002                221,984
---------------------------------------------- ------ ----------------- ------ -----------------
---------------------------------------------- ------ ----------------- ------ -----------------
Greenfield Technology Venture Fund                    6/15/1998                88,344
---------------------------------------------- ------ ----------------- ------ -----------------
---------------------------------------------- ------ ----------------- ------ -----------------
Infrastructure Fund                                   8/11/2000                450,000
---------------------------------------------- ------ ----------------- ------ -----------------
---------------------------------------------- ------ ----------------- ------ -----------------
Internet.com Venture Partner III, LLC                 7/28/2000                566,420
---------------------------------------------- ------ ----------------- ------ -----------------
---------------------------------------------- ------ ----------------- ------ -----------------
Latin Healthcare Fund                                 11/28/2000               9,934,956
---------------------------------------------- ------ ----------------- ------ -----------------
---------------------------------------------- ------ ----------------- ------ -----------------
Mitokor - Series F Pfd.                               8/22/2000                2,000,010
---------------------------------------------- ------ ----------------- ------ -----------------
---------------------------------------------- ------ ----------------- ------ -----------------
Mitokor - Series F1 Pfd.                              11/9/2001                2,000,010
---------------------------------------------- ------ ----------------- ------ -----------------
---------------------------------------------- ------ ----------------- ------ -----------------
Multiplex, Inc. - Series C Pfd.                       2/22/2001                5,000,001
---------------------------------------------- ------ ----------------- ------ -----------------
---------------------------------------------- ------ ----------------- ------ -----------------
Peachtree/CB Partners, LLC                            3/8/2000                 3,503,863
---------------------------------------------- ------ ----------------- ------ -----------------
---------------------------------------------- ------ ----------------- ------ -----------------
Peachtree/Heartlab Partners, LLC                      4/3/2001                 687,795
---------------------------------------------- ------ ----------------- ------ -----------------
---------------------------------------------- ------ ----------------- ------ -----------------
Peachtree/Leadscope, LLC                              4/30/2002                3,000,000
---------------------------------------------- ------ ----------------- ------ -----------------
---------------------------------------------- ------ ----------------- ------ -----------------
Peachtree/Leadscope, LLC                              6/30/2000                712,054
---------------------------------------------- ------ ----------------- ------ -----------------
---------------------------------------------- ------ ----------------- ------ -----------------
Peachtree/Open Networks Partners, LLC                 10/5/2000                990,753
---------------------------------------------- ------ ----------------- ------ -----------------
---------------------------------------------- ------ ----------------- ------ -----------------
Peachtree/Velquest Partners, LLC                      9/14/2000                494,382
---------------------------------------------- ------ ----------------- ------ -----------------
---------------------------------------------- ------ ----------------- ------ -----------------
Rocket Ventures II, LP                                7/20/1999                7,015,342
---------------------------------------------- ------ ----------------- ------ -----------------
---------------------------------------------- ------ ----------------- ------ -----------------
Ryan Hamkin Kent, Inc., Pfd., Series B                6/5/2000                 2,000,000
---------------------------------------------- ------ ----------------- ------ -----------------
---------------------------------------------- ------ ----------------- ------ -----------------
Sanarus Medical, Inc. - Series A Pfd.                 11/16/1999 -             1,560,000
                                                      7/16/2001
---------------------------------------------- ------ ----------------- ------ -----------------
---------------------------------------------- ------ ----------------- ------ -----------------
Sanarus Medical, Inc. - Series B Pfd.                 7/16/2001                2,495,648
---------------------------------------------- ------ ----------------- ------ -----------------
---------------------------------------------- ------ ----------------- ------ -----------------
Sanarus Medical, Inc. - Series C Pfd.                 10/23/2003               3,004,288
---------------------------------------------- ------ ----------------- ------ -----------------
---------------------------------------------- ------ ----------------- ------ -----------------
Sensable Technologies, Inc.                           12/16/2003               277,697
---------------------------------------------- ------ ----------------- ------ -----------------
---------------------------------------------- ------ ----------------- ------ -----------------
Sensable Technologies, Inc. - Series B Pfd.           12/23/1997               2,064,237
---------------------------------------------- ------ ----------------- ------ -----------------
---------------------------------------------- ------ ----------------- ------ -----------------
Sensable Technologies, Inc. - Series C Pfd.           4/5/2000                 1,474,010
---------------------------------------------- ------ ----------------- ------ -----------------
---------------------------------------------- ------ ----------------- ------ -----------------
Vennworks                                             1/6/2000                 5,000,000
---------------------------------------------- ------ ----------------- ------ -----------------
---------------------------------------------- ------ ----------------- ------ -----------------


5 The cost of investments for federal tax purpose amounts to $6,085,329,265. The net unrealized appreciation of investments for federal tax purposes was $1,166,525,474. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,458,816,401 and net unrealized depreciation from investments for those securities having an excess of cost over value of $292,290,927.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronyms are used throughout this portfolio:

ADR--       American Depositary Receipt
AUD--       Australian Dollar
CAD--       Canadian Dollar
EUR--       Euro Currency
GBP--       British Pound
HKD--       Hong Kong Dollar
IDR--       Indian Rupee
JPY--       Japanese Yen
SGD--       Singapore Dollar
THB--       Thailand Baht









Federated Large Cap Growth Fund
Portfolio of Investments
July 31, 2004 (unaudited)



     Shares                                                                                Value
                      Common Stocks--99.2%
                      Consumer Discretionary--23.3%
     50,000           Best Buy Co., Inc.                                               $   2,408,000
     50,000           Centex Corp.                                                         2,121,000
     100,000          Clear Channel Communications, Inc.                                   3,570,000
     100,000       1   Comcast Corp., Class A                                              2,740,000
     75,000           D. R. Horton, Inc.                                                   2,072,250
     13,300           E.W. Scripps Co., Class A                                            1,362,186
     100,000       1   Entercom Communication Corp.                                        3,845,000
     115,000          Gap (The), Inc.                                                      2,610,500
     50,000           Home Depot, Inc.                                                     1,686,000
     50,000       1,2  IAC Interactive Corp.                                               1,365,000
     100,000          International Game Technology                                        3,234,000
     35,000        1   Kohl's Corp.                                                        1,601,600
     80,000           Lennar Corp., Class A                                                3,414,400
     40,000           Lowe's Cos., Inc.                                                    1,948,800
     65,000           MGM Grand, Inc.                                                      2,869,750
     40,000        2  News Corp. Ltd., ADR                                                 1,356,000
     25,000           Nike, Inc., Class B                                                  1,817,750
     40,000           Omnicom Group, Inc.                                                  2,880,800
     50,000           Pulte Corp.                                                          2,731,500
     140,000      1,2  Radio One, Inc.                                                     2,129,400
     40,000           Station Casinos, Inc.                                                1,728,000
     45,000        1   Univision Communications, Inc., Class A                             1,303,650
     140,000          Viacom, Inc., Class B                                                4,702,600
     180,000          Walt Disney Co.                                                      4,156,200
     80,000           Wendy's International, Inc.                                          2,861,600
                      Total                                                                62,515,986
                      Consumer Staples--12.2%
     50,000           Altria Group, Inc.                                                   2,380,000
     135,000          Coca-Cola Co.                                                        5,921,100
     90,000           Colgate-Palmolive Co.                                                4,788,000
     70,000           Gillette Co.                                                         2,728,600
     92,790           PepsiCo, Inc.                                                        4,639,500
     80,000           Procter & Gamble Co.                                                 4,172,000
     150,000          Wal-Mart Stores, Inc.                                                7,951,500
                      Total                                                                32,580,700
                      Financials--11.3%
     80,000           American International Group, Inc.                                   5,652,000
     40,000           Bank of America Corp.                                                3,400,400
     50,000           Bank of New York Co., Inc.                                           1,436,500
     60,000           Citigroup, Inc.                                                      2,645,400
     47,900           Goldman Sachs Group, Inc.                                            4,224,301
     75,000           J.P. Morgan Chase & Co.                                              2,799,750
     60,000           Morgan Stanley                                                       2,959,800
     70,900        2  New York Community Bancorp, Inc.                                     1,364,116
     50,000           Simon Property Group, Inc.                                           2,580,500
     110,000          U.S. Bancorp                                                         3,113,000
                      Total                                                                30,175,767
                      Healthcare--15.9%
     17,400           Aetna, Inc.                                                          1,492,920
     75,000        1   Boston Scientific Corp.                                             2,869,500
     58,050        1   Caremark Rx, Inc.                                                   1,770,525
     20,000        1   Gilead Sciences, Inc.                                               1,292,800
     45,000           Guidant Corp.                                                        2,489,400
     50,000           Johnson & Johnson                                                    2,763,500
     65,000           Lilly (Eli) & Co.                                                    4,141,800
     45,800           McKesson HBOC, Inc.                                                  1,473,386
     65,000           Medtronic, Inc.                                                      3,228,550
     300,000          Pfizer, Inc.                                                         9,588,000
     250,000       1   Tenet Healthcare Corp.                                              2,795,000
     50,000           Teva Pharmaceutical Industries Ltd., ADR                             1,480,000
     31,600           UnitedHealth Group, Inc.                                             1,987,640
     15,000        1   Wellpoint Health Networks, Inc.                                     1,516,500
     40,000           Wyeth                                                                1,416,000
     30,000        1   Zimmer Holdings, Inc.                                               2,289,300
                      Total                                                                42,594,821
                      Industrials--8.6%
     50,000           3M Co.                                                               4,118,000
     225,000       1   Allied Waste Industries, Inc.                                       2,079,000
     90,000           CSX Corp.                                                            2,817,000
     160,000          General Electric Co.                                                 5,320,000
     25,000           L-3 Communications Holdings, Inc.                                    1,528,750
     65,000           Lockheed Martin Corp.                                                3,444,350
     50,000           Union Pacific Corp.                                                  2,817,000
     10,000           United Technologies Corp.                                            935,000
                      Total                                                                23,059,100
                      Information Technology--19.7%
     240,000       1   Applied Materials, Inc.                                             4,072,800
     380,000       1   Cisco Systems, Inc.                                                 7,926,800
     125,000       1   Dell, Inc.                                                          4,433,750
     130,000          EMC Corp. Mass                                                       1,426,100
     65,000           IBM Corp.                                                            5,659,550
     342,600          Intel Corp.                                                          8,352,588
     300,000          Microsoft Corp.                                                      8,538,000
     257,200          Motorola, Inc.                                                       4,097,196
     90,000           Paychex, Inc.                                                        2,763,900
     85,000        1   Symantec Corp.                                                      3,974,600
     83,000        1   Veritas Software Corp.                                              1,581,980
                      Total                                                                52,827,264
                      Materials--8.2%
     60,000           Air Products & Chemicals, Inc.                                       3,105,000
     75,000           Alcoa, Inc.                                                          2,402,250
     75,000           Freeport-McMoRan Copper & Gold, Inc., Class B                        2,613,750
     45,000           Georgia-Pacific Corp.                                                1,512,000
     75,000       1,2  Inco Ltd.                                                           2,502,750
     72,000           International Paper Co.                                              3,112,560
     90,000           Newmont Mining Corp.                                                 3,642,300
     188,000          Placer Dome, Inc.                                                    3,011,760
                      Total                                                                21,902,370
                      Total Common Stocks (identified cost $246,275,733)                   265,656,008
                      Mutual Funds--2.2%3
     636,964          Prime Value Obligations Fund, IS Shares                              636,964
     5,177,967        Prime Value Obligations Fund, IS Shares (held as collateral
                      for securities lending)                                              5,177,967
                      Total Mutual FUnds (at net asset value)                              5,814,931
                      Total Investments--101.4%
                      (identified cost $252,090,664)(4)                                    271,470,939
                      Other assets and liabilities--net--(1.4)%                              (3,647,780)
                      Total Net assets--100%                                            $   267,823,159


1    Non-income producing security.

2 Certain shares are temporarily on loan to unaffiliated brokers/dealers. As of July 31, 2004, securities subject to this type of arrangement and related collateral were as follows:


Market Value of Securities Loaned          Market Value of Collateral
     $5,041,025                                   $5,177,967


3    Affiliated companies.

4 The cost of investments for federal tax purposes amounts to $252,090,664. The net unrealized appreciation of investments for federal tax purposes was $19,380,275. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $26,045,791 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,665,516.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronym is used throughout this portfolio:

ADR -- American Depositary Receipt








Federated Market Opportunity Fund
Portfolio of Investments
July 31, 2004 (unaudited)


  Shares                                                                               Value
                  Common Stocks--26.5%
                  Beverages--0.7%
  1,164,000       Kirin Brewery Co. Ltd.                                               11,410,225
                  Containers & Packaging--0.5%
  259,582         Mayr-Melnhof Karton AG, ADR                                          8,477,195
                  Diversified Telecommunication Services--2.0%
  552,300         BCE, Inc.                                                            11,623,433
  103,700         Chunghwa Telecom Co. Ltd., ADR                                       1,667,496
  370,200         TDC A/S, Class B                                                     12,032,405
  346,300         Telstra Corp. Ltd., ADR                                              6,022,157
                  Total                                                                31,345,491
                  Electric Utilities--0.6%
  1,232,100       Scottish Power PLC                                                   8,840,236
                  Food & Staples Retailing--0.6%
  350,800         Boots Group PLC, ADR                                                 8,713,872
                  Gas Utilities--0.7%
  2,656,900       Snam Rete Gas SPA                                                    11,404,444
                  Leisure Equipment & Products--0.5%
  252,900         Fuji Photo Film Co., ADR                                             7,650,225
                  Metals & Mining--3.3%
  414,100         Anglogold Ltd., ADR                                                  13,578,339
  405,500         Barrick Gold Corp.                                                   7,753,160
  642,500         Goldcorp, Inc., Class A                                              7,395,175
  774,600         Harmony Gold Mining Co. Ltd., ADR                                    8,489,616
  1,347,800    1   Kinross Gold Corp.                                                  7,156,818
  6,923,900       Lihir Gold Ltd.                                                      5,297,276
  169,000         Lihir Gold Ltd., ADR                                                 2,602,600
                  Total                                                                52,272,984
                  Multi-Utilities & Unregulated Power--1.0%
  1,461,600       United Utilities PLC                                                 13,720,782
  450,555         United Utilities PLC, Class A                                        2,695,286
                  Total                                                                16,416,068
                  Oil & Gas--5.5%
  160,200         EnCana Corp.                                                         7,100,064
  784,200         Husky Energy, Inc.                                                   17,017,052
  142,200         Nexen, Inc.                                                          5,470,876
  293,800         OMV AG, ADR                                                          12,875,403
  420,400         Petro-Canada                                                         19,620,775
  465,300         Santos Ltd., ADR                                                     9,399,060
  425,000         Statoil ASA                                                          5,316,741
  872,800         Statoil ASA, ADR                                                     10,910,000
                  Total                                                                87,709,971
                  Paper & Forest Products--0.4%
  4,312,600       Carter Holt Harvey Ltd.                                              6,058,759
                  Pharmaceuticals--5.2%
  778,300         Daiichi Pharmaceutical Co.                                           14,313,805
  412,100         Santen Pharmaceutical Co. Ltd.                                       7,189,838
  340,000         Taisho Pharmaceutical Co.                                            7,139,710
  499,100         Takeda Pharmaceutical Co. Ltd.                                       23,385,143
  1,028,000       Tanabe Seiyaku Co. Ltd.                                              8,542,398
  644,400         Yamanouchi Pharmaceutical Co. Ltd.                                   22,137,758
                  Total                                                                82,708,652
                  Real Estate--5.5%
  2,961,400       General Property Trust                                               7,254,339
  753,200         Health Care Property Investors, Inc.                                 18,799,872
  10,519,700      Investa Property Group                                               14,546,045
  274,100         Pan Pacific Retail Properties, Inc.                                  13,869,460
  311,600         Regency Centers Corp.                                                13,243,000
  235,085         Rodamco Europe NV, Foreign Shares - Closed-end Funds                 14,500,166
  6,200,000       Ronin Property Group                                                 5,178,620
                  Total                                                                87,391,502
                  Total Common Stocks (identified cost $357,597,768)                   420,399,624
                  Corporate Bonds--2.6%
                  Multi-Utilities & Unregulated Power--0.6%
  8,150,000       PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009                    9,352,125
                  Oil & Gas--2.0%
  7,450,000       El Paso Corp., 6.75%, 5/15/2009                                      6,909,875
  2,850,000       El Paso Corp., Note, 6.95%, 12/15/2007                               2,778,750
  5,600,000       El Paso Corp., Sr. Note, 7.00%, 5/15/2011                            5,068,000
  16,050,000      Williams Cos., Inc., Note, 7.875%, 9/1/2021                          16,290,750
                  Total                                                                31,047,375
                  Total Corporate Bonds (identified cost $36,273,250)                  40,399,500
                  Governments/Agencies--17.9%
  15,600,000      Canada, Government of, 8/12/2004                                     11,725,638
  25,000,000      Canada, Government of, 11/4/2004                                     18,699,887
  25,200,000      Canada, Government of, 1/27/2005                                     18,740,119
  24,200,000      Canada, Government of, 3.00%, 6/1/2006                               18,145,904
  25,700,000      New Zealand, Government of, 3/23/2005                                15,714,215
  56,700,000      New Zealand, Government of, 6.50%, 2/15/2005                         36,095,915
  44,000,000      New Zealand, Government of, Bond, 6.50%, 2/15/2006                   28,105,704
  21,500,000      New Zealand, Government of, Treasury Bill, 12/22/2004                13,339,529
  92,000,000      Norway, Government of, 9/15/2004                                     13,087,205
  92,000,000      Norway, Government of, 12/15/2004                                    13,024,250
  158,000,000     Sweden, Government of, 9/15/2004                                     20,533,912
  160,000,000     Sweden, Government of, 12/15/2004                                    20,687,944
  167,000,000     Sweden, Government of, 3/16/2005                                     21,463,411
  134,000,000     Sweden, Government of, Bond, 3.50%, 4/20/2006                        17,650,416
  117,000,000     Sweden, Government of, Bond, 8.00%, 8/15/2007                        17,228,210
                  Total governments/agencies (identified cost $287,745,420)            284,242,259
                  Preferred Stocks--2.6%
                  Unassigned--2.6%
  387,612      2  Morgan Stanley & Co., Inc., PERCS                                    15,277,727
  1,642,589    2   Morgan Stanley & Co., Inc., PERCS                                   17,189,694
  1,628,154    2   Morgan Stanley & Co., Inc., PERCS                                   8,897,862
                  Total preferred stocks (identified cost $43,906,527)                 41,365,283

                  PURCHASE PUT OPTIONS--2.3%
  1,765           S&P 500 Index, 12/18/2004, Options Contract                          27,075,100
  800             S&P 500 Index, 12/18/2004, Options Contract                          10,148,000
                  Total purchase put options (identified cost $35,548,184)             37,223,100
                  U.S. Treasury--4.4%
  30,000,000      United States Treasury Note, 2.375%, 8/15/2006                       29,807,700
  40,000,000      United States Treasury Note, 2.50%, 5/31/2006                        39,925,200
                  Total u.s. treasury (identified cost $69,571,094)                    69,732,900
                  Mutual Funds--42.4% 3
  4,228,329       High Yield Bond Portfolio                                            29,006,335
  643,428,514     Prime Value Obligation Fund, IS Shares                               643,428,514
                  Total mutual funds (IDENTIFIED COST $669,829,148)                    672,434,849
                  Total Investments--98.7%
                   (identified cost $1,500,471,391)4                                   1,565,797,515
                  other assets and liabilities---1.3%                                  20,176,788
                  total net assets---100%                                          $   1,585,974,303


1    Non-income producing security.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At July 31, 2004, these securities amounted to $41,365,283 which represents 2.6% of total net assets.

3    Affiliated companies.

4 The cost of investments for federal tax purposes amounts to $1,500,244,967. The net unrealized appreciation of investment for federal tax purposes was $65,552,548. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $85,131,232 and net unrealized depreciation from investments for those securities having an excess of cost over value of $19,578,684.


Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronyms are used throughout this portfolio:
ADR            --American Depositary Receipt
PERCS          --Preferred Equity Redemption Cumulative Stock










Federated Mid Cap Growth Strategies Fund
Portfolio of Investments
July 31, 2004 (unaudited)



  Shares                                                                                    Value
                       Common Stocks--95.3%
                       Consumer Discretionary--18.9%
  66,500               Black & Decker Corp.                                             $   4,649,015
  166,100         2    Boyd Gaming Corp.                                                    4,366,769
  83,200               Centex Corp.                                                         3,529,344
  107,300              Choice Hotels International, Inc.                                    5,643,980
  115,100         1     Coach, Inc.                                                         4,925,129
  192,300        1,2    Dick's Sporting Goods, Inc.                                         6,249,750
  44,000               E.W. Scripps Co., Class A                                            4,506,480
  166,800              Foot Locker, Inc.                                                    3,753,000
  61,800          2    Fortune Brands, Inc.                                                 4,460,724
  347,800              Hilton Hotels Corp.                                                  6,201,274
  69,900          2    Mandalay Resort Group                                                4,718,250
  119,200              Marriott International, Inc., Class A                                5,816,960
  94,500          2    Neiman-Marcus Group, Inc., Class A                                   5,154,975
  172,700              PetSmart, Inc.                                                       5,355,427
  97,300               Pulte Corp.                                                          5,315,499
  211,100              Staples, Inc.                                                        6,096,568
  136,580         1     Starbucks Corp.                                                     6,413,797
  129,600              Starwood Hotels & Resorts Worldwide, Inc.                            5,832,000
  166,300         2    Station Casinos, Inc.                                                7,184,160
  125,400         1     Tractor Supply Co.                                                  4,547,004
  168,400        1,2    Urban Outfitters, Inc.                                              5,008,216
  218,000        1,2    XM Satellite Radio Holdings, Inc., Class A                          5,753,020
  195,500              Yum! Brands, Inc.                                                    7,505,245
                       Total                                                                122,986,586
                       Consumer Staples--5.9%
  112,500              Alberto-Culver Co., Class B                                          5,244,750
  97,800               Avon Products, Inc.                                                  4,206,378
  122,100              Church and Dwight, Inc.                                              5,394,378
  102,700              Clorox Co.                                                           5,111,379
  74,000          2    Coca-Cola Enterprises, Inc.                                          1,509,600
  55,100          1     Constellation Brands, Inc., Class A                                 2,087,281
  93,200          2    R.J. Reynolds Tobacco Holdings, Inc.                                 6,705,740
  117,600         1     Smithfield Foods, Inc.                                              3,332,784
  97,100          2    Universal Corp.                                                      4,683,133
                       Total                                                                38,275,423
                       Energy--6.7%
  169,300              BJ Services Co.                                                      8,407,438
  83,300          1     Cooper Cameron Corp.                                                4,255,797
  136,500              GlobalSantaFe Corp.                                                  3,740,100
  215,700              Halliburton Co.                                                      6,848,475
  532,900        1,2    Key Energy Group, Inc.                                              5,371,632
  81,800          1     Nabors Industries Ltd.                                              3,803,700
  101,200         1     Smith International, Inc.                                           5,897,936
  176,700              XTO Energy, Inc.                                                     5,283,330
                       Total                                                                43,608,408
                       Financials--3.7%
  78,400               Capital One Financial Corp.                                          5,434,688
  61,800               City National Corp.                                                  3,986,100
  53,799               Countrywide Financial Corp.                                          3,878,908
  80,000               Hartford Financial Services Group, Inc.                              5,208,000
  303,000         2    New York Community Bancorp, Inc.                                     5,829,720
                       Total                                                                24,337,416
                       Healthcare--19.6%
  74,700               Aetna, Inc.                                                          6,409,260
  58,300               Allergan, Inc.                                                       4,409,812
  107,800              Beckman Coulter, Inc.                                                5,947,326
  60,600          1     Biogen Idec, Inc.                                                   3,636,000
  86,700               CIGNA Corp.                                                          5,376,267
  250,600         1     Caremark Rx, Inc.                                                   7,643,300
  144,600        1,2    Covance, Inc.                                                       5,305,374
  109,800         1     Coventry Health Care, Inc.                                          5,611,878
  133,350         1     DaVita, Inc.                                                        4,049,840
  353,200        1,2    Elan Corp. PLC, ADR                                                 7,258,260
  183,900         1     Endo Pharmaceuticals Holdings, Inc.                                 3,530,880
  92,100          1     Forest Laboratories, Inc., Class A                                  4,631,709
  70,100          1     Gilead Sciences, Inc.                                               4,531,264
  97,700          1     Kinetic Concepts, Inc.                                              4,388,684
  127,500         2    Medicis Pharmaceutical Corp., Class A                                4,560,675
  171,900         1     Medimmune, Inc.                                                     3,960,576
  181,300        1,2    PacifiCare Health Systems, Inc.                                     5,542,341
  70,500         1,2    Patterson Cos., Inc.                                                5,176,110
  65,200          1     Respironics, Inc.                                                   3,632,944
  102,400        1,2    Sepracor, Inc.                                                      4,707,328
  106,800        1,2    Sierra Health Services, Inc.                                        4,720,560
  62,800               St. Jude Medical, Inc.                                               4,278,564
  87,300         1,2    VCA Antech, Inc.                                                    3,669,219
  92,300               Varian Medical Systems, Inc.                                         6,369,623
  89,100          1     Waters Corp.                                                        3,909,708
  53,200          1     Zimmer Holdings, Inc.                                               4,059,692
                       Total                                                                127,317,194
                       Industrials--12.4%
  113,500         1     Alliant Techsystems, Inc.                                           7,145,960
  46,600         1,2    University of Phoenix Online                                        4,015,522
  51,200          1     Apollo Group, Inc., Class A                                         4,277,760
  78,400          2    Corporate Executive Board Co.                                        4,445,280
  62,600               Cummins, Inc.                                                        4,346,318
  109,800              Eaton Corp.                                                          7,097,472
  88,100          2    Expeditors International Washington, Inc.                            4,088,721
  190,100              Hunt (J.B.) Transportation Services, Inc.                            7,301,741
  132,800              Joy Global, Inc.                                                     3,942,832
  118,200         2    L-3 Communications Holdings, Inc.                                    7,227,930
  232,000              Masco Corp.                                                          7,015,680
  121,000              Rockwell Automation, Inc.                                            4,526,610
  267,800              Tyco International Ltd.                                              8,301,800
  136,500         2    UTI Worldwide, Inc.                                                  7,028,385
                       Total                                                                80,762,011
                       Information Technology--20.8%
  203,300        1,2    ASM Lithography Holding NV                                          2,888,893
  65,100          1     Affiliated Computer Services, Inc., Class A                         3,378,690
  234,600         1     Amdocs Ltd.                                                         5,090,820
  149,800         1     Apple Computer, Inc.                                                4,844,532
  154,700              Autodesk, Inc.                                                       6,218,940
  416,600         1     Avaya, Inc.                                                         6,103,190
  664,600        1,2    Axcelis Technologies, Inc.                                          6,200,718
  358,500         1     Corning, Inc.                                                       4,431,060
  105,700        1,2    Cymer, Inc.                                                         3,027,248
  88,600               Harris Corp.                                                         4,206,728
  254,200         2    Intersil Holding Corp.                                               4,669,654
  74,500          1     KLA-Tencor Corp.                                                    3,070,145
  219,100         1     Lam Research Corp.                                                  5,225,535
  54,900          1     Lexmark International Group, Class A                                4,858,650
  77,300               Maxim Integrated Products, Inc.                                      3,718,130
  404,200         1     McAfee, Inc.                                                        7,267,516
  239,000         1     Peoplesoft, Inc.                                                    4,306,780
  103,300              Plantronics, Inc.                                                    3,995,644
  70,800               Qualcomm, Inc.                                                       4,890,864
  310,600        1,2    RSA Security, Inc.                                                  5,783,372
  134,800              SAP AG (Systeme, Anwendungen, Produkte in der
                       Datenverarbeitung), ADR                                              5,393,348
  184,200         1     Symantec Corp.                                                      8,613,192
  164,200              Tektronix, Inc.                                                      4,991,680
  149,100         1     Teradyne, Inc.                                                      2,549,610
  193,000        1,2    UTStarcom, Inc.                                                     3,524,180
  306,700         1     Unisys Corp.                                                        3,140,608
  126,800         1     Veritas Software Corp.                                              2,416,808
  202,000         1     Yahoo, Inc.                                                         6,221,600
  51,200          1     Zebra Technologies Corp., Class A                                   4,230,656
                       Total                                                                135,258,791
                       Materials--5.9%
  394,600              Agrium, Inc.                                                         5,698,024
  146,800              Bemis Co., Inc.                                                      3,887,264
  110,100              Ecolab, Inc.                                                         3,358,050
  488,400        1,2    GrafTech International Ltd.                                         5,387,052
  174,100              Monsanto Co.                                                         6,312,866
  87,700               Peabody Energy Corp.                                                 4,926,986
  45,400               Potash Corporation of Saskatchewan, Inc.                             4,389,726
  62,600               Temple-Inland, Inc.                                                  4,272,450
                       Total                                                                38,232,418
                       Telecommunication Services--0.7%
  327,700        1,2    American Tower Systems Corp.                                        4,738,542
                       Utilities--0.7%
  472,500         1     AES Corp.                                                           4,559,625
                       Total Common Stocks (identified cost $542,575,873)                   620,076,414
                       Mutual Funds--16.0%3
  39,180,113           Prime Value Obligations Fund, IS Shares                              39,180,113
  64,945,517           Prime Value Obligations Fund, IS Shares (held as collateral
                       for securities lending)                                              64,945,517
                       Total Mutual Funds (at net asset value)                              104,125,630
                       Total Investments--111.3%
                       (identified cost $646,701,503)(4)                                    724,202,044
                       Other assets and liabilities--net--(11.3)%                             (73,251,869)
                       Total Net assets--100%                                            $   650,950,175


1    Non-income producing security.

2    Certain   or  all   shares  are   temporarily   on  loan  to   unaffiliated
     brokers/dealers. As of July 31, 2004, securities subject to this type of arrangement and related collateral were as follows:

        Market Value of Securities Loaned          Market Value of Collateral

                 $63,383,763                            $64,945,517


3    Affiliated companies.

4 The cost of investments for federal tax purposes amounts to $646,701,503. The net unrealized appreciation of investments for federal tax purposes was $77,500,541. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $91,628,756 and net unrealized depreciation from investments for those securities having an excess of cost over value of $14,128,215.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronym is used throughout this portfolio:
ADR            --American Depositary Receipt








Federated Tax-Free Trust
Portfolio of Investments
July 31, 2004 (unaudited)


  Principal
  Amount                                                                                    Value


                       Short-Term Municipals--101.2%1
                       Alabama--5.1%
$ 3,750,000            Alabama HFA Single Family (2000 Series A:Turtle Lake),
                       Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC)               $   3,750,000
  1,000,000            Alabama State Public School & College Authority, PUTTER's
                       (Series 124), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase &
                       Co. LIQ)                                                             1,000,000
  1,500,000            Anniston, AL, IDB (Series 1989-A), Weekly VRDNs (Union
                       Foundry Co.)/(Amsouth Bank N.A., Birmingham LOC)                     1,500,000
  3,783,000            Gardendale, AL (Series 2002B), Weekly VRDNs (Forest Ridge
                       Apartments)/(FHLMC LOC)                                              3,783,000
  1,000,000            Jefferson County, AL Sewer System, Warrants (Series C-6),
                       Weekly VRDNs (XL Capital Assurance Inc. INS)/(Societe
                       Generale, Paris LIQ)                                                 1,000,000
                       Total                                                                11,033,000
                       Colorado--0.6%
  1,195,000            Loveland, CO, IDR (Series 1993S), 1.45% TOBs (Safeway
                       Inc.)/(Deutsche Bank Trust Co. Americas LOC), Mandatory
                       Tender 12/1/2004                                                     1,195,000
                       Connecticut--2.3%
  4,875,000            West Haven, CT, 2.00% BANs, 1/27/2005                                4,890,943
                       Florida--12.9%
  4,500,000       (2)   ABN AMRO MuniTOPS Certificates Trust (Florida
                       Non-AMT)/(Series 1998-9), 1.08% TOBs (Florida State Board of
                       Education Capital Outlay)/(FSA INS)/(ABN AMRO Bank NV,
                       Amsterdam LIQ), Optional Tender 1/12/2005                            4,500,000
  5,000,000            Brevard County, FL HFA (PT-472), Weekly VRDNs (Palm Place
                       Apartments)/(FHLMC GTD)/(FHLMC LIQ)                                  5,000,000
  1,500,000            Eustis Health Facilities Authority, FL (Series 1992), Weekly
                       VRDNs (Florida Hospital/Waterman, Inc.)/(SunTrust Bank LOC)          1,500,000
  9,000,000            Florida State Department of Environmental Protection,
                       Floater Certificates (Series 2001-722), Weekly VRDNs (FGIC
                       INS)/(Morgan Stanley LIQ)                                            9,000,000
  8,000,000            St. Lucie County, FL PCR (Series 2000), Daily VRDNs (Florida
                       Power & Light Co.)                                                   8,000,000
                       Total                                                                28,000,000
                       Illinois--4.0%
  4,610,000            Channahon, IL (Series 2003A), Weekly VRDNs (Morris
                       Hospital)/(U.S. Bank N.A., Cincinnati LOC)                           4,610,000
  4,000,000            Chicago, IL Board of Education, Variable Rate Certificates
                       (Series 1996BB), Weekly VRDNs (MBIA Insurance Corp.
                       INS)/(Bank of America N.A. LIQ)                                      4,000,000
                       Total                                                                8,610,000
                       Indiana--2.3%
  5,000,000            Frankfort, IN EDA (Series 2004), Weekly VRDNs (Wesley Manor,
                       Inc.)/(Key Bank, N.A. LOC)                                           5,000,000
                       Kentucky--3.5%
  7,500,000            Boone County, KY Weekly VRDNs (Bemis Co., Inc.)                      7,500,000
                       Maryland--2.4%
  4,000,000       (2)   ABN AMRO MuniTOPS Certificates Trust (Maryland
                       Non-AMT)/(Series 2003-19), 1.09% TOBs (Baltimore, MD)/(FGIC
                       INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender
                       11/3/2004                                                            4,000,000
  1,200,000            Montgomery County, MD EDA, EDR Weekly VRDNs (U.S.
                       Pharmacopeial Convention Facility)/(JPMorgan Chase Bank LOC)         1,200,000
                       Total                                                                5,200,000
                       Michigan--1.9%
  80,000               Detroit, MI City School District, Variable Rate Certificates
                       (Series 2001-P), Weekly VRDNs (FSA INS)/(Bank of America
                       N.A. LIQ)                                                            80,000
  4,000,000            Michigan Municipal Bond Authority, 2.00% RANs (JPMorgan
                       Chase Bank LOC), 8/23/2004                                           4,002,309
                       Total                                                                4,082,309
                       Minnesota--2.6%
  3,000,000            Minneapolis/St. Paul, MN Metropolitan Airports Commission,
                       SGA 127 (Series 2001), Weekly VRDNs (FGIC INS)/(Societe
                       Generale, Paris LIQ)                                                 3,000,000
  2,655,000            New Hope, MN (Series 2003A), Weekly VRDNs (Broadway
                       Lanel)/(FNMA LOC)                                                    2,655,000
                       Total                                                                5,655,000
                       Missouri--2.5%
  2,715,000            Howell County, MO IDA (Series 1992), 1.20% TOBs (Safeway
                       Inc.)/(Deutsche Bank AG LOC), Mandatory Tender 8/2/2004              2,715,000
  2,715,000            Howell County, MO IDA (Series 1992), 1.52% TOBs (Safeway
                       Inc.)/(Deutsche Bank AG LOC), Mandatory Tender 2/1/2005              2,715,000
                       Total                                                                5,430,000
                       Multi State--7.7%
  1,857,356            ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust, Weekly VRDNs
                       (Lasalle Bank, N.A. LIQ)/(Lasalle Bank, N.A. LOC)                    1,857,356
  6,922,000            Clipper Tax-Exempt Certificates Trust (Non-AMT
                       Multistate)/(Series 1998-2), Weekly VRDNs (State Street
                       Corp. LIQ)                                                           6,922,000
  1,433,234            Koch Floating Rate Trust (Multistate Non-AMT)/(Series
                       2000-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and
                       Trust Co. LIQ)                                                       1,433,234
  1,431,666            Koch Floating Rate Trust (Multistate Non-AMT)/(Series
                       2001-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and
                       Trust Co. LIQ)                                                       1,431,666
  4,985,000            TICs/TOCs MuniMae Trust (Series 2002-1M), Weekly VRDNs (MBIA
                       Insurance Corp. INS)/(Bayerische Landesbank Girozentrale and
                       Landesbank Baden-Wuerttemberg LIQs)                                  4,985,000
                       Total                                                                16,629,256
                       Nevada--1.0%
  2,340,000            Nevada State, PT-1714, Weekly VRDNs (FSA INS)/(Westdentsche
                       Landesbank AG LIQ)                                                   2,340,000
                       Ohio--4.4%
  3,915,000            Cuyahoga County, OH Health Care Facilities (Series 1999),
                       Weekly VRDNs (Hospice of the Western Reserve)/(Fifth Third
                       Bank, Cincinnati LOC)                                                3,915,000
  4,000,000            Lake County, OH, Weekly VRDNs (Lake County, OH Hospital
                       System, Inc.)/(Radian Asset Assurance INS)/(Fleet National
                       Bank LIQ)                                                            4,000,000
  1,575,000            Ohio State, Coal Development, 2.00% Bonds, 2/1/2005                  1,582,510
                       Total                                                                9,497,510
                       Oklahoma--7.8%
  2,440,000            Muskogee, OK Industrial Trust (Series 1985), Weekly VRDNs
                       (Muskogee Mall LP)/(Bank of America N.A. LOC)                        2,440,000
  2,810,000            Muskogee, OK Industrial Trust (Series 1985), Weekly VRDNs
                       (Warmack Muskogee Ltd. Partnership)/(Bank of America N.A.
                       LOC)                                                                 2,810,000
  11,640,000           Tulsa, OK International Airport, Variable Rate Certificates
                       (Series 1997B-2), Weekly VRDNs (MBIA Insurance Corp.
                       INS)/(Bank of America N.A. LIQ)                                      11,640,000
                       Total                                                                16,890,000
                       Pennsylvania--6.4%
  11,000,000           Doylestown Hospital Authority, PA (Series 1998B), Weekly
                       VRDNs (Doylestown Hospital, PA)/(AMBAC INS)/(PNC Bank, N.A.
                       LIQ)                                                                 11,000,000
  3,000,000            Doylestown Hospital Authority, PA (Series 1998C), Weekly
                       VRDNs (Doylestown Hospital, PA)/(AMBAC INS)/(PNC Bank, N.A.
                       LIQ)                                                                 3,000,000
                       Total                                                                14,000,000
                       South Carolina--4.5%
  9,905,000       (2)   Grand Strand Water & Sewage Authority, SC, MERLOTS (Series
                       2001-A118), 1.25% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ),
                       Optional Tender 11/10/2004                                           9,905,000
                       Texas--24.8%
  3,528,000            ABN AMRO MuniTOPS Certificates Trust (Multistate
                       Non-AMT)/(Series 1998-24), Weekly VRDNs (Barbers Hill, TX
                       Independent School District)/(Texas Permanent School Fund
                       Guarantee Program GTD)/(ABN AMRO Bank NV, Amsterdam LIQ)             3,528,000
  10,215,000           Harris County, TX HFDC (Series 2000), Weekly VRDNs (Brazos
                       Presbyterian Homes, Inc.)/(Allied Irish Banks PLC LOC)               10,215,000
  9,500,000            Harris County, TX, ROCs (Series 4056), Weekly VRDNs
                       (Citigroup Global Markets Holdings, Inc. LIQ)                        9,500,000
  1,035,000            Houston, TX Independent School District, Floater
                       Certificates (Series 1998-133), Weekly VRDNs (Texas
                       Permanent School Fund Guarantee Program GTD)/(Morgan Stanley
                       LIQ)                                                                 1,035,000
  3,875,000       (2)   Houston, TX, ROCs (Series 242), 1.25% TOBs (MBIA Insurance
                       Corp. INS)/(Citigroup Global Markets Holdings, Inc. LIQ),
                       Optional Tender 10/21/2004                                           3,875,000
  3,020,000            Kendall County, TX Health Facilities Development Corp.,
                       (Series 2002-B), Weekly VRDNs (Morningside Ministries
                       Foundation, Inc.)/(Bank One N.A. (Chicago) LOC)                      3,020,000
  3,500,000            Lower Colorado River Authority, TX (Series 2000 ZZZ), Weekly
                       VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)                             3,500,000
  3,985,000            Lower Colorado River Authority, TX, MERLOTS (2000 RRR),
                       Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)                      3,985,000
  10,000               TX Pooled Tax Exempt Trust, COPs (Series 1996), Weekly VRDNs
                       (Bank One N.A. (Chicago) LOC)                                        10,000
  15,000,000           Texas State, 2.00% TRANs, 8/31/2004                                  15,010,335
                       Total                                                                53,678,335
                       Washington--1.0%
  2,130,000            Washington State, MERLOTS (Series 2001-A101), Weekly VRDNs
                       (FGIC INS)/(Wachovia Bank N.A. LIQ)                                  2,130,000
                       West Virginia--2.6%
  5,565,000            Cabell County Commission, WV (Series 1995), Weekly VRDNs
                       (Foster Foundation)/(Huntington National Bank, Columbus, OH
                       LOC)                                                                 5,565,000
                       Wisconsin--0.9%
  2,000,000            University of Wisconsin Hospital and Clinics Authority,
                       MERLOTS (Series 2000RR), Weekly VRDNs (FSA INS)/(Wachovia
                       Bank N.A. LIQ)                                                       2,000,000
                       Total Investments--101.2%
                       (at amortized cost)3                                                 219,231,353
                       other assets and liabilities--net--(1.2)%                              (2,659,636)
                       total net assets---100%                                          $   216,571,717
                  At July 31, 2004, the Fund holds no securities that are subject to the federal alternative minimum tax ("AMT").


1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ('NRSROs') or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At July 31, 2004, the portfolio securities were rated as follows:


          Tier rating based on total market value (unaudited)
          First Tier        Second Tier

          100.00%           0.00%
          -----------------------

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At July 31, 2004, these securities amounted to $22,280,000 which represents 10.3% of total net assets.

3    Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronyms are used throughout this portfolio:
AMBAC          --American Municipal Bond Assurance Corporation
AMT            --Alternative Minimum Tax
BANs           --Bond Anticipation Notes
COPs           --Certificate of Participation
EDA            --Economic Development Authority
EDR            --Economic Development Revenue
FGIC           --Financial Guaranty Insurance Company
FHLMC          --Federal Home Loan Mortgage Corporation
FNMA           --Federal National Mortgage Association
FSA            --Financial Security Assurance
GTD            --Guaranteed
HFA            --Housing Finance Authority
HFDC           --Health Facility Development Corporation
IDA            --Industrial Development Authority
IDB            --Industrial Development Bond
IDR            --Industrial Development Revenue
INS            --Insured
LIQ(s)         --Liquidity Agreement
LOC            --Letter of Credit
MERLOTS        --Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCR            --Pollution Control Revenue
PLC            --Public Limited Company
PUTTERs        --Puttable Tax-Exempt Receipts
RANs           --Revenue Anticipation Notes
ROCs           --Reset Option Certificates
TOBs           --Tender Option Bonds
TOCs           --Tender Option Certificates
TOPs           --Tender Obligation Participating Securities
TRANs          --Tax and Revenue Anticipation Notes
VRDNs          --Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements




Federated Kaufmann Small Cap Fund
Portfolio of Investments
July 31, 2004 (unaudited)



  Shares                                                                                 Value
                    Common Stocks--100.6%
                    Consumer Discretionary--29.0%
  237,590     (1)    1-800-FLOWERS.COM, Inc.                                         $   1,791,429
  154,000     (1)    A.C. Moore Arts & Crafts, Inc.                                      3,873,100
  7,300       (1)    Adesa, Inc.                                                         131,911
  491,882     (1)    Advance Auto Parts, Inc.                                            18,258,660
  29,250            Applebee's International, Inc.                                       779,220
  24,200            Arbitron, Inc.                                                       833,206
  83,400      (1)    Buffalo Wild Wings, Inc.                                            2,463,636
  20,000      (1)    Cabela's, Inc., Class A                                             537,000
  108,750     (1)    Cache, Inc.                                                         1,689,975
  582,200     (1)    Central European Media Enterprises Ltd., Class A                    13,408,066
  139,280     (1)    Cheesecake Factory, Inc.                                            5,817,726
  25,900      (1)    Citadel Broadcasting Corp.                                          364,931
  180,800           Coachmen Industries, Inc.                                            2,811,440
  19,745      (1)    Cost Plus, Inc.                                                     660,668
  90,300      (1)    Ctrip.com International Ltd., ADR                                   3,160,500
  38,400            Design Within Reach, Inc.                                            620,582
  97,218      (1)    Dick's Sporting Goods, Inc.                                         3,159,585
  9,970       (1)    Entercom Communication Corp.                                        383,346
  11,300      (1)    Getty Images, Inc.                                                  617,206
  72,836            International Speedway Corp., Class A                                3,790,385
  616,520           J.D. Wetherspoon PLC                                                 2,823,623
  41,200      (1)    Knology, Inc.                                                       179,632
  56,600      (1)    LKQ Corp.                                                           1,005,782
  26,350      (1)    Lamar Advertising Co.                                               1,059,533
  95,800      (1)    Lodgenet Entertainment                                              1,559,624
  296,298     (1)    Monro Muffler Brake, Inc.                                           6,551,149
  57,206            Orient-Express Hotel Ltd.                                            873,536
  197,500     (1)    PETCO Animal Supplies, Inc.                                         5,899,325
  164,880           PetSmart, Inc.                                                       5,112,929
  168,691     (1)    Prime Hospitality Corp.                                             1,548,583
  16,600            Ruby Tuesday, Inc.                                                   479,574
  1,699       (1)    SKY Perfect Communications, Inc.                                    1,864,095
  147,000     (1)    Select Comfort Corp.                                                3,003,210
  85,900            Speedway Motorsports, Inc.                                           2,967,845
  10,250      (1)    Stamps.com, Inc.                                                    107,420
  52,500            Volume Services America, Inc.                                        703,500
                    Total                                                                100,891,932
                    Consumer Staples--0.3%
  51,300      (1)    NBTY, Inc.                                                          1,116,288
                    Energy--2.5%
  17,100      (1)    Cooper Cameron Corp.                                                873,639
  25,600      (1)    Encore Aquisition Co.                                               754,432
  29,100      (1)    FMC Technologies, Inc.                                              873,000
  27,800      (1)    National-Oilwell, Inc.                                              929,910
  22,500      (1)    Noble Corp.                                                         871,200
  58,700      (1)    Todco, Class A                                                      926,286
  38,400      (1)    Varco International, Inc.                                           928,128
  74,200      (1)    W-H Energy Services, Inc.                                           1,491,420
  19,800      (1)    Weatherford International Ltd.                                      926,244
                    Total                                                                8,574,259
                    Financials--3.6%
  23,958      (1)    Affiliated Managers Group                                           1,099,912
  10,100            Agree Realty Corp.                                                   251,389
  32,400            American Financial Realty Trust                                      429,300
  8,700             Capital One Financial Corp.                                          603,084
  23,400            Endurance Specialty Holdings Ltd.                                    773,370
  46,969      (1)    Federal Agricultural Mortgage Association, Class C                  861,881
  75,000            First Potomac Realty Trust                                           1,485,000
  25,300            IndyMac Bancorp, Inc.                                                840,466
  16,300            Mercury General Corp.                                                768,219
  66,200            Penn-America Group, Inc.                                             860,600
  29,100      (1)    Philadelphia Consolidated Holding Corp.                             1,590,897
  66,140       (1)  Providian Financial Corp.                                            915,378
                    SFCG Co. Ltd.
  6,820                                                                                  1,387,981
  19,300            St. Joe Co.                                                          830,286
                    Total                                                                12,697,763
                    Healthcare--22.5%
  223,000     (1)    Abgenix, Inc.                                                       2,179,825
  34,200      (1)    Acadia Pharmaceuticals, Inc.                                        211,356
  280,000     (1)    Acusphere, Inc.                                                     2,222,920
  314,378     (1)    Alexion Pharmaceuticals, Inc.                                       5,004,898
  58,988      (1)    Aspect Medical Systems, Inc.                                        944,398
  53,200      (1)    Auxilium Pharmaceutical, Inc.                                       399,000
  46,500      (1)    Biovail Corp.                                                       727,725
  187,338     (1)    CV Therapeutics, Inc.                                               2,508,456
  693,800     (1)    Cambridge Heart, Inc.                                               589,730
  65,700      (1)    Community Health Systems, Inc.                                      1,616,877
  1,200       (1)    Conceptus, Inc.                                                     11,700
  152,580     (1)    Cytyc Corp.                                                         3,687,859
  94,500      (1)    Digirad Corp.                                                       859,950
  387,500     (1)    Discovery Partners International                                    1,871,625
  456,000     (1)    Dynavax Technologies Corp.                                          2,289,120
  161,400     (1)    Endocardial Solutions, Inc.                                         1,489,722
  119,200     (1)   (2) Endologix, Inc.                                                  632,952
  8,700       (1)    Eyetech Pharmaceuticals, Inc.                                       322,770
  623,600     (1)    Genaera Corp.                                                       1,901,980
  70,100      (1)    Genta, Inc.                                                         120,572
  67,600      (1)    I-Flow Corp.                                                        863,928
  87,194      (1)    INAMED Corp.                                                        4,724,171
  108,978     (1)    Illumina, Inc.                                                      561,237
  15,000      (1)    Invitrogen Corp.                                                    787,200
  42,434      (1)    Kyphon, Inc.                                                        1,146,991
  148,500     (1)    Mannkind Corp.                                                      2,101,275
  305,620     (1)    Medarex, Inc.                                                       1,876,507
  294,800     (1)    Neurochem, Inc.                                                     5,123,624
  242,081     (1)    Orthofix International NV                                           7,356,842
  116,100     (1)    Penwest Pharmaceuticals Co.                                         1,173,771
  650,000           Point Therapeutics, Inc.                                             2,269,150
  325,000           Point Therapeutics, Inc., Warrants                                   987,201
  55,500      (1)    Regeneron Pharmaceuticals, Inc.                                     475,080
  141,300           Select Medical Corp.                                                 1,814,292
  78,126      (1)    Shire Pharmaceuticals Group PLC, ADR                                2,076,589
  117,300     (1)    Spectrum Pharmaceuticals, Inc.                                      581,808
  9,700       (1)    Symbion, Inc.                                                       166,258
  133,900     (1)    TLC Vision Corp.                                                    1,339,000
  39,300      (1)    Transkaryotic Therapies, Inc.                                       585,963
  68,300      (1)    Triad Hospitals, Inc.                                               2,326,298
  75,660      (1)    United Surgical Partners International, Inc.                        2,666,258
  12,100            UnitedHealth Group, Inc.                                             761,090
  42,630      (1)    VCA Antech, Inc.                                                    1,791,739
  395,500     (1)    Vertex Pharmaceuticals, Inc.                                        3,650,465
  153,600     (1)    Vical, Inc.                                                         701,952
  37,800      (1)    Vicuron Pharmaceuticals, Inc.                                       380,268
  170,100     (1)    YM Biosciences, Inc.                                                383,828
  6,500       (1)    Zoll Medical Corp.                                                  219,960
                    Total                                                                78,486,180
                    Industrials--19.0%
  2,284,700   (1)    ABX Air, Inc.                                                       14,576,386
  39,900            Allete                                                               1,106,028
  31,348            American Power Conversion Corp.                                      473,355
  65,182      (1)    CoStar Group, Inc.                                                  2,766,976
  53,040      (1)    Concorde Career Colleges, Inc.                                      782,340
  118,040     (1)    DRS Technologies, Inc.                                              4,216,389
  61,720      (1)    Dollar Thrifty Automotive Group                                     1,486,835
  272,900     (1)    EGL, Inc.                                                           6,934,389
  76,804            Expeditors International Washington, Inc.                            3,564,474
  32,366      (1)    Exponent, Inc.                                                      812,710
  144,260     (1)    Forward Air Corp.                                                   5,728,565
  179,700     (1)    Innovative Solutions and Support, Inc.                              4,001,919
  21,328      (1)    Intersections, Inc.                                                 311,815
  70,426      (1)    Monster Worldwide, Inc.                                             1,555,710
  138,500     (1)    NuCo2, Inc.                                                         2,483,305
  126,000           Overnite Corp.                                                       3,766,140
  742,500     (1)    Quality Distribution, Inc.                                          8,835,750
  15,500            Simpson Manufacturing Co., Inc.                                      868,155
  9,400       (1)    Universal Technical Institute, Inc.                                 307,380
  116,488     (1)    Vicor Corp.                                                         1,560,939
                    Total                                                                66,139,560
                    Information Technology--22.4%
  203,800           ARM Holdings PLC, ADR                                                1,190,192
  116,360     (1)    ATI Technologies, Inc.                                              1,873,396
  32,518      (1)    Altiris, Inc.                                                       816,527
  21,100      (1)    Amkor Technology, Inc.                                              85,455
  34,700      (1)    August Technology Corp.                                             359,145
  47,300      (1)    Bankrate, Inc.                                                      410,564
  106,400     (1)    BindView Development Corp.                                          280,896
  47,600      (1)    Blackboard Inc.                                                     880,600
  17,392      (1)    Business Objects SA, ADR                                            370,450
  93,660      (1)    Cabot Microelectronics Corp.                                        3,323,993
  181,922     (1)    Ceva, Inc.                                                          1,388,065
  74,800      (1)    Cherokee International Corp                                         666,468
  24,852      (1)    Cognos, Inc.                                                        837,015
  262,399     (1)    Conexant Systems, Inc.                                              417,214
  663,900     (1)    Digital Impact, Inc.                                                962,655
  91,400      (1)    Digital Theater Systems, Inc.                                       2,115,910
  75,400      (1)    Digitalnet Holdings, Inc.                                           1,924,208
  147,500     (1)    ESS Technology, Inc.                                                1,010,375
  224,100     (1)    Epicor Software Corp.                                               2,774,358
  82,252      (1)    Filenet Corp.                                                       1,562,788
  53,072      (1)    Foundry Networks, Inc.                                              544,519
  97,856      (1)    Fundtech Ltd.                                                       621,386
  54,000      (1)    Hummingbird Communications Ltd.                                     1,147,500
  19,900      (1)    Hyperion Solutions Corp.                                            816,298
  282,000     (1)    Indus International, Inc.                                           434,280
  298,333     (1)    Infocrossing, Inc.                                                  3,875,346
  89,059            Infocrossing, Inc., Warrants                                         594,146
  132,372     (1)    Informatica Corp.                                                   803,498
  75,760      (1)    Integrated Device Technology, Inc.                                  865,937
  82,382      (1)    Intrado, Inc.                                                       865,011
  31,245      (1)    Iron Mountain, Inc.                                                 1,008,276
  89,600      (1)    Komag, Inc.                                                         1,016,064
  90,700      (1)    M-Systems Flash Disk Pioneers Ltd.                                  1,260,639
  196,200     (1)    MEMC Electronic Materials                                           1,783,458
  77,400      (1)    MKS Instruments, Inc.                                               1,139,328
  39,300      (1)    Macromedia, Inc.                                                    793,860
  88,102      (1)    Magma Design Automation                                             1,563,810
  165,084     (1)    Mediagrif Interactive Technologies, Inc.                            1,348,486
  223,000     (1)    Metron Technology N.V.                                              546,350
  3,700       (1)    MicroStrategy, Inc., Class A                                        148,962
  210,000           Microsemi Corp.                                                      2,572,500
  186,500     (1)    Mobility Electronics, Inc.                                          1,331,610
  220,500     (1)    Motive, Inc.                                                        1,896,300
  273,142     (1)    NIC, Inc.                                                           1,707,137
  56,200      (1)    NetIQ Corp.                                                         535,586
  67,444      (1)    Netegrity, Inc.                                                     441,084
  81,800      (1)    Netopia, Inc.                                                       298,570
  149,900     (1)    Niku Corp.                                                          1,397,068
  378,359     (1)    Online Resources Corp.                                              2,447,983
  45,000      (1)    Online Resources Corp.                                              291,150
  266,880     (1)    Pervasive Software, Inc.                                            1,630,637
  164,600           QAD, Inc.                                                            1,675,628
  182,630     (1)    Radvision Ltd.                                                      2,228,086
  36,200      (1)    Research in Motion Ltd.                                             2,232,454
  124,800     (1)    S1 Corp.                                                            1,032,096
  23,710      (1)    Sandisk Corp.                                                       576,627
  117,612     (1)    Sigmatel Inc.                                                       1,795,935
  128,200     (1)    Silicon Storage Technology                                          851,248
  103,000     (1)    Sonic Solutions                                                     1,812,800
  58,300      (1)    Staktek Holdings, Inc.                                              290,334
  216,500     (1)    Support.com, Inc.                                                   1,907,365
  84,376      (1)   (2) ThermoGenesis Corp.                                              280,128
  74,300      (1)    Ultratech Stepper, Inc.                                             925,778
  76,928      (1)    ValueClick, Inc.                                                    798,513
  40,750      (1)    Visual Networks, Inc.                                               102,282
  172,892     (1)    Vitesse Semiconductor Corp.                                         484,098
  89,400      (1)    Xicor, Inc.                                                         1,265,010
  79,249      (1)    eCollege.com                                                        947,818
                    Total                                                                78,183,253
                    Materials--0.4%
  10,442            Cemex S.A. de C.V., ADR                                              294,256
  69,700            Glamis Gold Ltd.                                                     1,094,290
  2,540             Steel Dynamics, Inc.                                                 83,185
                    Total                                                                1,471,731
                    Telecommunication Services--0.6%
  16,800            Global Signal, Inc.                                                  345,240
  137,200     (1)    TALK America Holdings, Inc.                                         889,056
  34,100      (1)    Western Wireless Corp., Class A                                     899,899
                    Total                                                                2,134,195
                    Utilities--0.3%
  11,800            Consolidated Water Co.                                               277,418
  62,500      (1)    Infrasource Services, Inc.                                          643,750
                    Total                                                                921,168
                    Total Investments--100.6%
                    (identified cost $329,863,468)(3)                                    350,616,329
                    Other assets and liabilities--net--(0.6)%                              (2,224,293)
                    Total Net assets--100%                                            $   348,392,036

(1)       Non-income producing security.
(2)       Denotes a restricted security which is subject to restrictions on resale under federal securities laws.  These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees.  At July 31, 2004, these securities amounted to $913,080 which represents 0.3% of total net assets.
(3)       The cost of investments for federal tax purposes amounts to $329,863,468.  The net unrealized appreciation of investments for federal tax purposes was $20,752,861.
          This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $49,480,507 and net unrealized depreciation from investments for those securities having an excess of cost over value of
          $28,727,646.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronym is used throughout this portfolio:
ADR            --American Depositary Receipt






Item 2.        Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.        Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant     Federated Equity Funds

By             /S/ Richard J. Thomas, Principal Financial Officer
Date           September 23, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By             /S/ J. Christopher Donahue, Principal Executive Officer
Date           September 23, 2004


By             /S/ Richard J. Thomas, Principal Financial Officer
Date           September 23, 2004